UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2017 through August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

EXPLANATORY NOTE

This Registrant is filing this amendment (“Amendment”) to its Form N-CSR for the period ended August 31, 2017 (the “Report”), originally filed with the Securities and Exchange Commission on November 1, 2017 (Accession Number 0001193125-17-329078) to reflect the inclusion of the market overview commentary for the JPMorgan Tax Aware Funds under Item 1, which was erroneously omitted.

Except as otherwise noted above, the Report was accurate, timely distributed to shareholders, as applicable, and contained all information required per Form N-CSR.

Items 1 (except for the market overview commentary for the JPMorgan Tax Aware Funds) and Item 2 through 12 to this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on November 1, 2017 (Accession Number 0001193125-17-329078).

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Tax Aware Funds

August 31, 2017 (Unaudited)

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

October 11, 2017 (Unaudited)

Dear Shareholder,

The U.S. economy continued to expand through the six months ended August 31, 2017, amid continued low interest rates, rising corporate profits and growth in the leading economies of Europe, Asia and Latin America.

“We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.” — George C.W. Gatch

Synchronized economic growth in both developed market and emerging market nations helped drive global increases in investment, trade and employment. In turn, global corporate profits rose 25% in the second quarter of 2017, driven by growth in both revenue and profit margins.

In the U.S., the economic expansion entered its 98th consecutive month in August 2017, the third longest expansion on record. Over the course of the six month reporting period, the unemployment rate fell to 4.4% from 4.5%. In response, the U.S. Federal Reserve raised interest rates in both March and June of 2017, and signaled it would raise rates once more before the end of 2017.

Meanwhile, demand from overseas and a weakening U.S. dollar helped drive U.S. corporate profits to their highest levels in 13 years. In the second quarter of 2017, more than an estimated three-fourths of the companies in the Standard & Poor’s 500 Index (the “S&P 500”) reported earnings that surpassed analysts’ consensus estimates, according to Bloomberg News. U.S. corporations also took advantage of low interest rates and issued a record $1 trillion of bonds from January through August 2017.

Equity and bond markets generally provided investors with positive returns for the six month reporting period. A rally in the U.S. stock market, which followed the Republican Party’s success in the November 8, 2016 elections, extended well into 2017 amid investor expectations for tax cuts, infrastructure spending and regulatory reform. Equity prices continued to reach new record highs through August 2017. Financial market volatility held near 10-year lows, spiking only briefly in early August 2017 amid rising military tension between the U.S. and North Korea. For the six months ended August 31, 2017, the S&P 500 returned 5.4%, while the MSCI Europe, Australasia and Far East Index returned 12.8% and the MSCI Emerging Markets Index returned 17.8%.

The leading economies of Europe, Asia and Latin America provided a notable boost to global growth during the reporting period and the world’s central banks largely maintained accommodative policies that benefitted both corporations and investors. We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	1

J.P. Morgan Tax Aware Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Global equity and bond markets generally had positive returns for the six month reporting period amid a surge in corporate profits, continued low interest rates and relatively steady economic growth.

Within fixed-income markets, high-yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds throughout the six month reporting period. Notably, U.S. companies sold new bonds at a record pace in 2017 — more than $1 trillion combined — amid expectations for further interest rate increases by the U.S. Federal Reserve over the course of the year. U.S. financial market volatility remained historically low through July but then spiked briefly in early August amid rising tensions between the U.S. and North Korea.

Overall, municipal bonds produced positive returns amid fading investor expectation for changes in federal tax rates or increased infrastructure spending. For the six months August 31, 2017, the Bloomberg Barclays Municipal Bond Index returned 3.79%.

2	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Reporting Period Return:
Fund (Class I Shares)1,*	3.34%
Bloomberg Barclays Municipal Bond Index	3.79%

Net Assets as of 8/31/2017 (In Thousands)	100,805
Duration as of 8/31/2017	6.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware High Income Fund (the “Fund”) seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Municipal Bond Index (the “Benchmark”). During the reporting period, interest rates generally fell.

In the municipal bond sector, the Fund’s overall shorter duration detracted from performance relative to the Benchmark as interest generally fell during the reporting period. Duration measures the price sensitivity of a portfolio of bonds relative to changes in interest rates. Generally, bond portfolios with shorter duration will experience a smaller increase in price, compared with longer duration portfolios, when interest rates fall. The Fund’s underweight positions in local general obligation bonds and leading sector bonds also detracted from relative performance. The Fund’s slightly longer duration in bonds in the eight-to-twelve year maturity sector was a positive contributor to relative performance. The Fund’s overweight allocation to bonds rated single-A also contributed to relative performance.

In taxable leveraged loans, the Fund’s allocation to taxable high yield loans was a leading detractor from relative performance. The Fund’s underweight position in bonds rated single-B and its security selection in the energy, food and drug and health care sectors also detracted from relative performance. The Fund’s security selection in the retail and manufacturing sectors made a positive contribution to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s assets were invested among various sectors, including both high-grade debt securities and leveraged loans. Sector allocations were determined by input from analyst teams organized by sector that assessed relative value and risk, among other factors.

The Fund’s portfolio managers allocated the majority of the Fund’s assets to municipal securities and invested the remainder of the Fund’s assets mostly in taxable leveraged loans.

PORTFOLIO COMPOSITION***
Municipal Bonds	88.2%
Loan Assignments	7.3
Others (each less than 1.0%)	0.0	(a)
Short-Term Investment	4.5

1	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.05%

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	3

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017
		6 MONTHS*			1 YEAR			5 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	September 17, 2007
With Sales Charge**		(0.58)%	(0.78)%	0.02%	(2.66)%	(2.96)%	(0.73)%	1.87%	1.55%	1.71%	3.98%	3.63%	3.48%
Without Sales Charge		3.28	3.07	2.22	1.17	0.86	1.47	2.65	2.33	2.33	4.38	4.03	3.82
CLASS C SHARES	September 17, 2007
With CDSC***		2.03	1.86	1.45	(0.32)	(0.58)	0.47	2.14	1.88	1.88	3.86	3.56	3.35
Without CDSC		3.03	2.86	2.01	0.68	0.42	1.03	2.14	1.88	1.88	3.86	3.56	3.35
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	September 17, 2007	3.34	3.12	2.27	1.27	0.95	1.56	2.75	2.42	2.42	4.48	4.12	3.91

*	Not Annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (9/17/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Tax Aware High Income Fund, the Bloomberg Barclays U.S. Municipal Index, the Bloomberg Barclays High Yield Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Index from September 17, 2007 to August 31, 2017. The performance of the Lipper General & Insured Municipal Debt Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index and the Bloomberg Barclays High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper General & Insured Municipal Debt

Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	1.50%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	3.24%

Net Assets as of 8/31/2017 (In Thousands)	$245,391
Duration as of 8/31/2017	2.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware Income Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempted to provide a positive total return in diverse market environments and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return is compared to the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Index”).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the six months ended August 31, 2017, the Fund’s Class I Shares underperformed the Index. The Fund’s allocation investment grade debt and emerging markets debt was the main detractor from relative performance.

The Fund’s allocation to high yield bonds (also known as “junk bonds”) and high yield credit default swaps — was a leading contributor to performance relative to the Index. The Fund’s overweight position in municipal bonds, particularly in the housing sector, also helped relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities in the municipal bond market stemming from increased volatility, supply pressures and headline credit risk.

In addition, when the Fund’s portfolio managers believed that credit default swaps were attractively valued, they used these instruments to initiate long and short exposures in different sectors of the fixed income market.

PORTFOLIO COMPOSITION***
Municipal Bonds	90.5%
Corporate Bonds	2.8
Asset-Backed Securities	2.4
Collateralized Mortgage Obligations	1.8
Others (each less than 1.0%)	2.4
Short-Term Investments	0.1

1	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	5

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017
		6 MONTHS*			1 YEAR			5 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	March 1, 2011
With Sales Charge**		(2.47)%	(2.62)%	(1.14)%	(2.43)%	(2.72)%	(0.88)%	0.25%	0.01%	0.23%	0.89%	0.66%	0.73%
Without Sales Charge		1.37	1.22	1.05	1.38	1.09	1.30	1.02	0.78	0.82	1.49	1.25	1.19
CLASS C SHARES	March 1, 2011
With CDSC***		0.13	0.01	0.27	(0.13)	(0.35)	0.29	0.40	0.22	0.30	0.85	0.67	0.64
Without CDSC		1.13	1.01	0.84	0.86	0.64	0.86	0.40	0.22	0.30	0.85	0.67	0.64
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 1, 2011	1.50	1.33	1.16	1.61	1.28	1.49	1.14	0.88	0.92	1.60	1.35	1.29

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (3/1/11 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2011.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Aware Income Opportunities Fund, the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index, the iMoneyNet Tax-Free National Average and the Lipper General & Insured Municipal Debt Funds Index from March 1, 2011 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17 Year) Municipal Bond Index and the iMoneyNet Tax-Free National Average does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1-17 years. The iMoneyNet Tax-Free National Average is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 87.4% (t)
	Alabama — 0.6%
	Utility — 0.6%
500	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.00%, 09/01/2031	598

	Alaska — 0.4%
	Housing — 0.1%
80	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 4.00%, 06/01/2040	81

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.50%, 10/01/2041	362

	Total Alaska	443

	Arizona — 0.6%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.00%, 07/01/2018	310

	Utility — 0.3%
200	City of Mesa, Utility Systems, Rev., AGM, 5.25%, 07/01/2029	251

	Total Arizona	561

	California — 4.4%
	Education — 0.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Series A, Rev., AGM, Zero Coupon, 08/01/2030	136

	General Obligation — 0.5%
160	Pomona Unified School District, Series C, GO, 6.00%, 08/01/2029 (p)	227
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/2028	67
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.50%, 09/01/2034	237

		531

	Hospital — 1.5%
500	California Health Facilities Financing Authority, Children’s Hospital, Series A, Rev., 5.00%, 08/15/2047	564
200	California Municipal Finance Authority, Eisenhower Medical Center, Series B, Rev., 5.00%, 07/01/2047	226
200	California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2029	228

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
375	Palomar Health, Rev., 5.00%, 11/01/2026	445

		1,463

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
250	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., AMT, 3.13%, 11/03/2025 (z)	261

	Transportation — 1.4%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/2024 (p)	560
785	Harbor Department of Los Angeles, Series A, Rev., AMT, 5.00%, 08/01/2035	898

		1,458

	Utility — 0.6%
250	Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.00%, 07/01/2043	288
250	Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.25%, 07/01/2039	285

		573

	Total California	4,422

	Colorado — 1.2%
	Hospital — 1.1%
1,000	Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Series A, Rev., 5.25%, 05/15/2028	1,105

	Housing — 0.0% (g)
15	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 04/01/2041	15

	Utility — 0.1%
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.13%, 11/15/2023	133

	Total Colorado	1,253

	Connecticut — 1.4%
	Education — 1.2%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.00%, 11/15/2019	990
200	Series A, Rev., 5.25%, 11/15/2024	224

		1,214

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	7

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.2%
165	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Subseries A-1, Rev., 4.00%, 11/15/2045	180

	Total Connecticut	1,394

	Delaware — 0.3%
	Housing — 0.3%
	Delaware State Housing Authority, Senior Single Family Mortgage,
305	Series A-1, Rev., AMT, 4.90%, 07/01/2029	325
25	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.63%, 01/01/2023	25

	Total Delaware	350

	District of Columbia — 1.9%
	Transportation — 1.9%
100	Metropolitan Washington Airports Authority, Series C, Rev., AMT, 5.00%, 10/01/2022	115
1,500	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds, Series B, Rev., 5.00%, 07/01/2036	1,796

	Total District of Columbia	1,911

	Florida — 9.4%
	Certificate of Participation/Lease — 1.8%
750	Broward County School Board, Series A, COP, 5.00%, 07/01/2024	911
750	South Florida Water Management District, COP, 5.00%, 10/01/2032	885

		1,796

	Education — 0.5%
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.00%, 09/01/2025	569

	Hospital — 2.0%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, Rev., 5.00%, 12/01/2026	1,170
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.00%, 07/01/2018	206
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.00%, 11/15/2029	614

		1,990

	Housing — 0.2%
45	Florida Housing Finance Corp., Series 1, Rev., AMT, 5.00%, 07/01/2041	47

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — continued
150	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	154

		201

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.00%, 04/01/2024	575
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., 2.10%, 04/11/2019 (z)	506

		1,081

	Prerefunded — 0.1%
70	City of Charlotte, Rev., AGM, 5.25%, 10/01/2021 (p)	82

	Transportation — 2.1%
100	County of Broward, Port Facilities, Series A, Rev., 5.00%, 09/01/2021	108
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.00%, 07/01/2021	166
625	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.00%, 07/01/2037	723
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.00%, 07/01/2027	1,151

		2,148

	Utility — 1.6%
130	City of Charlotte, Rev., AGM, 5.25%, 10/01/2024	151
200	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.00%, 10/01/2030	241
500	JEA Electric System Revenue, Subseries B, Rev., 5.00%, 10/01/2034	563
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, 6.00%, 10/01/2029	679

		1,634

	Total Florida	9,501

	Georgia — 1.8%
	Hospital — 0.5%
430	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Rev., RAN, 5.00%, 02/15/2026	517

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.4%
	Georgia Housing & Finance Authority, Non Single Family,
65	Series B, Rev., 4.00%, 12/01/2029	67
345	Subseries A-1, Rev., 4.00%, 06/01/2044	366

		433

	Other Revenue — 0.3%
240	Downtown Smyrna Development Authority, Rev., 5.25%, 02/01/2028	295

	Transportation — 0.6%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.00%, 01/01/2042	544

	Total Georgia	1,789

	Guam — 1.1%
	Water & Sewer — 1.1%
	Guam Government Waterworks Authority, Water & Waste Water System,
200	Rev., 5.00%, 07/01/2019	212
275	Rev., 5.00%, 07/01/2024	320
525	Rev., 5.00%, 07/01/2025	614

	Total Guam	1,146

	Idaho — 0.4%
	Housing — 0.4%
415	Idaho Housing & Finance Association, Single Family Mortgage, Series A-2, Class I, Rev., AMT, 4.00%, 07/01/2034	444

	Illinois — 3.7%
	General Obligation — 1.0%
125	Des Plaines Valley Public Library District, GO, 5.50%, 01/01/2030	136
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.25%, 12/01/2027	62
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.25%, 01/01/2024	169
625	State of Illinois, Series A, GO, 5.00%, 06/01/2019	654

		1,021

	Hospital — 0.9%
750	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.00%, 11/15/2028	869

	Housing — 0.7%
	Illinois Housing Development Authority, Homeowner Mortgage,
405	Series C, Rev., 3.50%, 08/01/2046	430

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — continued
295	Subseries A-2, Rev., AMT, 4.00%, 02/01/2035	309

		739

	Other Revenue — 0.4%
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.13%, 06/01/2019	192
130	Rev., 5.25%, 06/01/2021	149

		341

	Transportation — 0.5%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.25%, 01/01/2025	218
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.00%, 07/01/2024	316

		534

	Water & Sewer — 0.2%
150	City of Chicago, Waterworks, Second Lien, Rev., AMBAC, BHAC-CR, 5.75%, 11/01/2030	187

	Total Illinois	3,691

	Indiana — 4.6%
	Education — 1.1%
1,000	Indiana Finance Authority, Educational Facilities, Valparaiso University, Rev., 5.00%, 10/01/2038	1,151

	Hospital — 1.3%
330	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.00%, 11/15/2034	382
840	St. Joseph County Hospital Authority, Beacon Health System Obligation Group, Rev., 5.00%, 08/15/2036	956

		1,338

	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Mortgage,
35	Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2028	37
60	Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2027	63

		100

	Industrial Development Revenue/Pollution Control Revenue — 1.8%
1,500	County of St. Joseph, Economic Development, St. Mary’s College Project, Series A, Rev., 5.00%, 04/01/2027	1,807

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	9

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.3%
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.25%, 10/01/2031	289

	Total Indiana	4,685

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
10	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	10

	Kentucky — 0.0% (g)
	Housing — 0.0% (g)
10	Kentucky Housing Corp., Series A, Rev., 5.00%, 01/01/2027	10

	Louisiana — 2.1%
	Hospital — 1.1%
500	Louisiana Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Series A, Rev., 5.00%, 10/01/2044	564
500	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	567

		1,131

	Housing — 0.1%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
15	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.90%, 04/01/2019	16
45	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.75%, 10/01/2029	46
10	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/01/2039	10

		72

	Transportation — 0.4%
250	New Orleans Aviation Board, General Airport, North Terminal Project, Series B, Rev., AMT, 5.00%, 01/01/2048	284
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.50%, 01/01/2019	131

		415

	Water & Sewer — 0.5%
400	City of New Orleans, Sewerage Service, Rev., 5.00%, 06/01/2021	453

	Total Louisiana	2,071

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maine — 1.3%
	Education — 0.3%
275	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2025	320

	Housing — 1.0%
	Maine State Housing Authority,
335	Series A, Rev., 4.00%, 11/15/2045	362
335	Series A-1, Rev., AMT, 4.50%, 11/15/2028	351
235	Series B, Rev., 4.00%, 11/15/2043	248

		961

	Prerefunded — 0.0% (g)
25	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2023 (p)	30

	Total Maine	1,311

	Maryland — 1.1%
	Housing — 0.5%
500	Montgomery County Housing Opportunities Commission, Series A, Rev., 4.00%, 07/01/2048	546

	Special Tax — 0.5%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.00%, 07/01/2021	455

	Transportation — 0.1%
95	Maryland Economic Development Corp., Series A, Rev., 5.13%, 06/01/2020	100

	Total Maryland	1,101

	Massachusetts — 6.2%
	Education — 2.0%
	Massachusetts Educational Financing Authority, Education Loan,
300	Rev., AMT, 5.00%, 07/01/2023	346
500	Series J, Rev., AMT, 5.00%, 07/01/2018	516
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.25%, 07/01/2033	716
350	Massachusetts State College Building Authority, Series B, Rev., XLCA, 5.50%, 05/01/2028	433

		2,011

	Housing — 1.0%
	Massachusetts Housing Finance Agency, Single Family Housing,
205	Series 160, Rev., AMT, 3.75%, 06/01/2034	211

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
720	Series 169, Rev., 4.00%, 12/01/2044	756

		967

	Other Revenue — 0.1%
95	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.50%, 01/01/2020	95

	Transportation — 1.8%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.50%, 07/01/2028	393
	Massachusetts Port Authority,
500	Series A, Rev., 5.00%, 07/01/2044	582
770	Series A, Rev., AMT, 5.00%, 07/01/2037	854

		1,829

	Water & Sewer — 1.3%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.25%, 08/01/2029	654
100	Series B, Rev., AGM, 5.25%, 08/01/2032	133
500	Series D, Rev., 5.00%, 08/01/2044	582

		1,369

	Total Massachusetts	6,271

	Michigan — 1.8%
	Education — 1.1%
500	Eastern Michigan University, Series A, Rev., 5.00%, 03/01/2036	582
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.00%, 11/01/2022	570

		1,152

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
165	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.00%, 12/01/2020	181

	Transportation — 0.5%
400	Wayne County Airport Authority, Detroit Metropolitan Airport, Series B, Rev., AMT, 5.00%, 12/01/2021	456

	Total Michigan	1,789

	Minnesota — 1.5%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.25%, 11/01/2017	201

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 1.3%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
14	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/2040	14
125	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 03/01/2041	132
50	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.25%, 07/01/2028	51
	Minnesota Housing Finance Agency, Residential Housing Finance,
380	Series A, Rev., 4.00%, 07/01/2038	402
310	Series B, Rev., 4.00%, 01/01/2038	329
355	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 01/01/2045	379
20	Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2040	21

		1,328

	Total Minnesota	1,529

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.25%, 01/01/2030	205
100	Series A, Rev., 5.25%, 01/01/2034	131

	Total Mississippi	336

	Missouri — 1.7%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.25%, 03/01/2031	285

	Housing — 0.9%
545	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 05/01/2041	585
	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program,
140	Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2041	148
85	Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 05/01/2028	88

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	11

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
90	Series E-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 11/01/2030	93

		914

	Transportation — 0.5%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.25%, 07/01/2025	498

	Total Missouri	1,697

	Montana — 0.3%
	Housing — 0.2%
220	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.00%, 12/01/2038	230

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.00%, 07/01/2020	107

	Total Montana	337

	Nebraska — 1.1%
	General Obligation — 0.7%
	Omaha City Convention Center/Arena Project,
295	GO, 5.25%, 04/01/2025	368
285	GO, 5.25%, 04/01/2027	363

		731

	Utility — 0.4%
360	Central Plains Energy Project, Gas Project No. 3, Rev., 5.00%, 09/01/2027	402

	Total Nebraska	1,133

	New Hampshire — 0.5%
	Education — 0.4%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.50%, 06/01/2026	255
100	Rev., NATL-RE, 5.50%, 06/01/2027	129

		384

	Housing — 0.1%
60	New Hampshire Housing Finance Authority, Single Family Mortgage, Series A, Rev., 5.25%, 07/01/2028	63
30	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series B, Rev., 5.00%, 07/01/2027	31

		94

	Total New Hampshire	478

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — 3.2%
	Education — 1.1%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.00%, 07/01/2018	258
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.00%, 12/01/2019	538
250	Series 1A, Rev., AMT, 5.00%, 12/01/2024	291

		1,087

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc. Project, Series A, Rev., 2.13%, 12/01/2017 (z)	501

	Other Revenue — 1.2%
	New Brunswick Parking Authority, City Guaranteed Parking,
385	Rev., 5.00%, 09/01/2027	459
590	Rev., 5.00%, 09/01/2028	697

		1,156

	Transportation — 0.4%
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.25%, 07/01/2024	444

	Total New Jersey	3,188

	New Mexico — 0.6%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
50	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 09/01/2030	53
85	Series B, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 03/01/2028	92
5	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.65%, 09/01/2039	5

		150

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.25%, 10/01/2026	439

	Total New Mexico	589

	New York — 8.3%
	Education — 0.2%
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.00%, 05/01/2018	256

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 1.5%
	New York Mortgage Agency, Homeowner Mortgage,
355	Series 191, Rev., AMT, 3.50%, 10/01/2034	369
595	Series 195, Rev., 4.00%, 10/01/2046	652
485	Series 197, Rev., 3.50%, 10/01/2044	522

		1,543

	Other Revenue — 1.8%
525	New York Liberty Development Corp., Goldman Sachs Headquarters, Rev., 5.25%, 10/01/2035	671
390	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing, Series B, Rev., 5.50%, 10/15/2030 (p)	536
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.00%, 05/15/2021	364
200	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.00%, 06/01/2021	218

		1,789

	Special Tax — 0.6%
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.00%, 03/15/2043	566

	Transportation — 1.8%
1,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.00%, 11/15/2047	1,174
500	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.00%, 10/15/2030	605

		1,779

	Water & Sewer — 2.4%
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Series BB, Rev., 5.25%, 06/15/2044	285
440	Series EE, Rev., 5.38%, 06/15/2043	497
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series DD, Rev., 5.00%, 06/15/2034	583
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.00%, 06/15/2031	601

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.50%, 04/15/2035 (p)	429

		2,395

	Total New York	8,328

	North Dakota — 0.5%
	Housing — 0.3%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
110	Series A, Rev., 3.75%, 07/01/2042	114
155	Series A, Rev., 4.00%, 07/01/2034	163

		277

	Utility — 0.2%
210	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.88%, 07/01/2026	224

	Total North Dakota	501

	Ohio — 2.4%
	Education — 0.4%
365	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.00%, 06/01/2043	418

	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, GO, NATL-RE, 5.25%, 12/01/2025	231
45	Greene County, Series A, GO, AMBAC, 5.25%, 12/01/2028	57

		288

	Hospital — 0.5%
380	City of Centerville, Graceworks Lutheran Services, Rev., 5.00%, 11/01/2027	416
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.00%, 07/01/2020	100

		516

	Housing — 0.2%
	Ohio Housing Finance Agency, Single Family Mortgage,
80	Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2028	83
60	Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/01/2028	62

		145

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	13

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.4%
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.00%, 11/15/2020 (p)	445

	Utility — 0.6%
500	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series A, Rev., 5.00%, 02/15/2032	582
5	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.25%, 02/15/2021	5

		587

	Total Ohio	2,399

	Oklahoma — 1.4%
	Transportation — 0.8%
	Tulsa Airports Improvement Trust,
300	Series A, Rev., AMT, 5.00%, 06/01/2024	352
420	Series A, Rev., AMT, 5.00%, 06/01/2025	490

		842

	Water & Sewer — 0.6%
	Oklahoma City Water Utilities Trust, Water & Sewer System,
285	Rev., 5.00%, 07/01/2030	344
220	Rev., 5.38%, 07/01/2040	250

		594

	Total Oklahoma	1,436

	Oregon — 1.2%
	Education — 0.6%
500	University of Oregon, Series A, Rev., 5.00%, 04/01/2045	572

	General Obligation — 0.2%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.25%, 06/01/2025	209
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, 5.50%, 06/15/2030	26

		235

	Housing — 0.3%
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.00%, 07/01/2020	210
50	Series B, Rev., AMT, 5.00%, 07/01/2030	53

		263

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.1%
105	State of Oregon, University Systems Projects, Series G, GO, 5.25%, 08/02/2021 (p)	122

	Total Oregon	1,192

	Pennsylvania — 1.0%
	Education — 0.2%
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.00%, 03/01/2020	174

	Housing — 0.4%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
95	Series 112, Rev., 5.00%, 04/01/2028	100
10	Series 118A, Rev., AMT, 3.50%, 04/01/2040	11
285	Series 122, Rev., 4.00%, 10/01/2046	308

		419

	Transportation — 0.4%
350	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.00%, 01/01/2026	387

	Total Pennsylvania	980

	Rhode Island — 1.0%
	Education — 0.7%
500	Rhode Island Student Loan Authority, Series A, Rev., AMT, 5.00%, 12/01/2023	566
100	Rhode Island Student Loan Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2024	117

		683

	Transportation — 0.3%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.00%, 07/01/2022	284

	Total Rhode Island	967

	South Carolina — 1.6%
	Education — 0.6%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.00%, 12/01/2024	602

	Housing — 0.1%
100	South Carolina State Housing Finance & Development Authority, Series A, Rev., 4.00%, 01/01/2047	109

	Transportation — 0.9%
750	South Carolina State Ports Authority, Rev., AMT, 5.00%, 07/01/2031	866

	Total South Carolina	1,577

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Dakota — 0.7%
	Education — 0.6%
500	South Dakota State Health & Educational Facilities Authority, Sanford Health, Rev., 5.00%, 11/01/2045	567

	Housing — 0.1%
105	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.50%, 05/01/2031	112

	Total South Dakota	679

	Tennessee — 1.2%
	Housing — 0.2%
	Tennessee Housing Development Agency, Homeownership Program,
155	Series 1A, Rev., AMT, 4.50%, 01/01/2038	163
80	Series A, Rev., AMT, 4.50%, 07/01/2031	85

		248

	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.00%, 11/01/2019	130

	Utility — 0.9%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.25%, 09/01/2021	416
375	Series A, Rev., 5.25%, 09/01/2023	437

		853

	Total Tennessee	1,231

	Texas — 7.8%
	Education — 0.9%
170	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.25%, 12/01/2039	194
	University of Texas System,
140	Series B, Rev., 5.25%, 07/01/2028	181
395	Series B, Rev., 5.25%, 07/01/2030	513

		888

	General Obligation — 0.5%
250	Dallas County Utility and Reclamation District, GO, 5.00%, 02/15/2023	293
200	North East Independent School District, GO, PSF-GTD, 5.25%, 02/01/2027	255

		548

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 0.1%
65	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2029	68
40	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 04/01/2041	42

		110

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
100	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 4.70%, 05/01/2018	102
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.50%, 08/01/2020	511

		613

	Prerefunded — 1.3%
1,000	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 5.00%, 12/01/2019 (p)	1,090
80	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.25%, 08/15/2019 (p)	88
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.00%, 02/15/2020 (p)	112

		1,290

	Transportation — 2.4%
1,000	Central Texas Regional Mobility Authority, Rev., 5.00%, 01/01/2046	1,129
	Dallas Area Rapid Transit, Senior Lien,
130	Rev., AMBAC, 5.25%, 12/01/2029	166
700	Series A, Rev., 5.00%, 12/01/2032	831
200	Texas Transportation Commission, Turnpike System, Second Tier, Series C, Rev., 5.00%, 08/15/2025	237

		2,363

	Water & Sewer — 2.0%
1,250	City of Austin, Water & Wastewater System, Rev., 5.00%, 11/15/2037	1,504
425	City of Dallas, Waterworks & Sewer System, Rev., 5.00%, 10/01/2042	488
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/2027 (p)	24

		2,016

	Total Texas	7,828

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	15

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utah — 1.2%
	Other Revenue — 0.6%
	Utah Transit Authority, Sales Tax,
40	Series C, Rev., AGM, 5.25%, 06/15/2025	50
450	Series C, Rev., AGM, 5.25%, 06/15/2032	588

		638

	Water & Sewer — 0.6%
500	Central Utah Water Conservancy District, Series C, Rev., 5.00%, 10/01/2042	574

	Total Utah	1,212

	Vermont — 2.4%
	Education — 0.9%
750	Vermont Student Assistance Corp., Education Loan, Series A, Rev., AMT, 5.00%, 06/15/2024	868

	Housing — 1.5%
	Vermont Housing Finance Agency, Multiple Purpose,
350	Series A, Rev., AMT, 4.00%, 11/01/2047	380
350	Series B, Rev., 4.00%, 11/01/2044	372
565	Series B, Rev., AMT, 3.75%, 11/01/2045	597
150	Series B, Rev., AMT, 4.13%, 11/01/2042	155

		1,504

	Total Vermont	2,372

	Virginia — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., 1.88%, 05/16/2019 (z)	253

	Prerefunded — 0.1%
70	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.00%, 11/01/2021 (p)	81

	Total Virginia	334

	Washington — 1.0%
	Hospital — 0.4%
375	Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2026	446

	Housing — 0.6%
85	Washington State Housing Finance Commission, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 04/01/2029	88

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — continued
505	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., AMT, 3.50%, 06/01/2044	526

		614

	Total Washington	1,060

	West Virginia — 0.6%
	Hospital — 0.6%
500	Monongalia County Building Commission, Rev., 5.00%, 07/01/2023	586

	Wisconsin — 0.9%
	Education — 0.6%
500	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.00%, 07/01/2025	583

	Prerefunded — 0.3%
35	State of Wisconsin, Annual Appropriation, Series A, Rev., 5.75%, 05/01/2019 (p)	38
240	Wisconsin State Department of Transportation, Series 1, Rev., 5.00%, 07/01/2023 (p)	290

		328

	Total Wisconsin	911

	Wyoming — 0.4%
	Hospital — 0.4%
375	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.00%, 05/01/2018	383

	Housing — 0.0% (g)
30	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.00%, 06/01/2032	30

	Total Wyoming	413

	Total Municipal Bonds (Cost $84,110)	88,044

SHARES
Common Stocks — 0.0% (g)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
35	Sabine Oil & Gas Holdings, Inc. (a)	1
33	Southcross Holdco Equity (a) (bb)	23

	Total Common Stocks (Cost $12)	24

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 7.3% (cc)
	Consumer Discretionary — 1.8%
	Diversified Consumer Services — 0.3%
239	Spin Holdco, Inc., Term Loan B, (2 Month LIBOR + 3.75%), 5.01%, 11/14/2022 (aa)	240

	Media — 1.0%
46	Mission Broadcasting, Inc., Term B-2 Loan, (1 Month LIBOR + 2.50%), 3.73%, 01/17/2024 (aa)	46
452	MTL Publishing LLC, 1st Lien Term Loan, (1 Month LIBOR + 2.50%), 3.73%, 08/21/2023 (aa)	453
373	Nexstar Broadcasting, Inc., Term B-2 Loan, (1 Month LIBOR + 2.50%), 3.73%, 01/17/2024 (aa)	373
100	Tribune Media Co., Term Loan B, (1 Month LIBOR + 3.00%), 4.24%, 12/27/2020 (aa)	100
54	Univision Communications, Inc., 1st Lien Term Loan C-5, (1 Month LIBOR + 2.75%), 3.99%, 03/15/2024 (aa)	53

		1,025

	Multiline Retail — 0.4%
493	Neiman Marcus Group, Inc., Other Term Loan, (1 Month LIBOR + 3.25%), 4.48%, 10/25/2020 (aa)	362

	Textiles, Apparel & Luxury Goods — 0.1%
166	Nine West Holdings, Inc., Initial Loan, (3 Month LIBOR + 3.75%), 5.05%, 10/08/2019 (aa)	139

	Total Consumer Discretionary	1,766

	Consumer Staples — 0.8%
	Food & Staples Retailing — 0.8%
	Albertson’s LLC, 1st Lien Term Loan,
744	(3 Month LIBOR + 3.00%), 4.29%, 12/21/2022 (aa)	722
99	(3 Month LIBOR + 3.00%), 4.32%, 06/22/2023 (aa)	95

	Total Consumer Staples	817

	Energy — 1.2%
	Oil, Gas & Consumable Fuels — 1.2%
16	Alon USA Partners LP, MLP Term Loans, (1 Month LIBOR + 8.00%), 9.25%, 11/26/2018 (aa)	16
1,163	Gulf Finance LLC, 1st Lien Term Loan B, (3 Month LIBOR + 5.25%), 6.55%, 08/25/2023 (aa)	1,051
87	Southcross Energy Partners LP, Term Loan, (3 Month LIBOR + 4.25%), 5.55%, 08/04/2021 (aa)	76

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy — continued
31	Southcross Holdings Borrower LP, Tranche B Term Loan, (LIBOR + 3.50%—5.50%), 3.50%, 04/13/2023 (aa)	27

	Total Energy	1,170

	Health Care — 0.5%
	Pharmaceuticals — 0.5%
415	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), (1 Month LIBOR + 4.25%), 5.48%, 10/21/2021 (aa)	295
189	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (1 Month LIBOR + 4.75%), 5.99%, 04/01/2022 (aa)	192

	Total Health Care	487

	Industrials — 0.2%
	Industrial Conglomerates — 0.2%
187	Hudson Products Holdings, Inc., Term Loan, (3 Month LIBOR + 4.00%), 5.30%, 03/15/2019 (aa)	187

	Information Technology — 1.4%
	IT Services — 0.5%
	First Data Corp., 1st Lien Term Loan,
42	(1 Month LIBOR + 2.25%), 3.49%, 07/08/2022 (aa)	42
505	(1 Month LIBOR + 2.50%), 3.74%, 04/26/2024 (aa)	505

		547

	Semiconductors & Semiconductor Equipment — 0.5%
134	Microsemi Corp., Closing Date Term B Loan, (3 Month LIBOR + 2.25%), 3.55%, 01/15/2023 (aa)	134
328	Versum Materials, Inc., Senior Secured Term Loan B, (3 Month LIBOR + 2.50%), 3.80%, 09/29/2023 (aa)	329

		463

	Software — 0.0% (g)
98	Longview Power LLC, Term B Advance, (1 Month LIBOR + 6.00%), 7.24%, 04/13/2021 (aa)	55

	Technology Hardware, Storage & Peripherals — 0.4%
357	Quest Software US Holdings Inc., Term Loan, (LIBOR + 6.00%), 7.26%, 10/31/2022 (aa)	363

	Total Information Technology	1,428

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	17

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Materials — 0.2%
	Chemicals — 0.2%
218	Gemini HDPE LLC, Advance, (3 Month LIBOR + 3.00%), 4.31%, 08/06/2021 (aa)	218

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
150	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (Luxembourg), (3 Month LIBOR + 2.75%), 4.00%, 06/30/2019 (aa)	149

	Wireless Telecommunication Services — 0.1%
107	Syniverse Holdings, Inc., Tranche B Term Loan, (3 Month LIBOR + 3.00%), 4.30%, 04/23/2019 (aa)	103

	Total Telecommunication Services	252

	Utilities — 1.0%
	Electric Utilities — 1.0%
810	Texas Competitive Electric Holdings Co. LLC, Term Loan, (1 Month LIBOR + 2.75%), 3.99%, 08/04/2023 (aa)	810
186	Texas Competitive Electric Holdings Co. LLC, Term Loan C, (1 Month LIBOR + 2.75%), 3.98%, 08/04/2023 (aa)	186

	Total Utilities	996

	Total Loan Assignments (Cost $7,702)	7,321

NUMBER OF WARRANTS		SECURITY DESCRIPTION	VALUE($)
Warrants — 0.0% (g)
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
		Sabine Oil & Gas Holdings, Inc.,
—	(h)	expiring 04/13/2026 (a)	—	(h)
—	(h)	expiring 04/13/2026 (Strike Price $1.00) (a)	1

		Total Warrants (Cost $1)	1

SHARES
Short-Term Investment — 4.4%
		Investment Company — 4.4%
4,467		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $4,467)	4,467

		Total Investments — 99.1% (Cost $96,292)	99,857
		Other Assets in Excess of Liabilities — 0.9%	948

		NET ASSETS — 100.0%	$100,805

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 2.4%
493	ABFC Trust, Series 2006-OPT2, Class A2, 1.37%, 10/25/2036 (z) (bb)	425
590	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, 1.32%, 07/25/2036 (z) (bb)	212
302	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, 1.35%, 10/25/2036 (z) (bb)	201
132	Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A3, 1.37%, 08/25/2037 (z) (bb)	126
316	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A1, 1.37%, 10/25/2036 (z) (bb)	256
	CWABS Asset-Backed Certificates Trust,
138	Series 2006-17, Class 2A2, 1.38%, 03/25/2047 (z) (bb)	129
104	Series 2006-18, Class 2A2, 1.39%, 03/25/2037 (z) (bb)	101
75	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, 1.50%, 07/25/2036 (z) (bb)	42
146	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 1.33%, 03/25/2047 (z) (bb)	83
	GSAMP Trust,
53	Series 2005-WMC1, Class M1, 1.97%, 09/25/2035 (z) (bb)	50
336	Series 2006-FM1, Class A1, 1.39%, 04/25/2036 (z) (bb)	246
116	Series 2006-FM2, Class A2C, 1.38%, 09/25/2036 (z) (bb)	58
116	Series 2006-FM2, Class A2D, 1.47%, 09/25/2036 (z) (bb)	60
394	Series 2006-HE3, Class A2C, 1.39%, 05/25/2046 (z)	383
558	Series 2007-HE1, Class A2C, 1.38%, 03/25/2047 (z) (bb)	509
	Home Equity Mortgage Loan Asset-Backed Trust,
305	Series 2006-C, Class 2A, 1.36%, 08/25/2036 (z) (bb)	278
80	Series 2006-C, Class 3A3, 1.38%, 08/25/2036 (z) (bb)	77
360	Series 2006-D, Class 1A, 1.37%, 11/25/2036 (z) (bb)	295
331	Series 2006-E, Class 2A3, 1.40%, 04/25/2037 (z) (bb)	241
34	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, 1.38%, 08/25/2036 (z) (bb)	33
	MASTR Asset-Backed Securities Trust,
150	Series 2006-HE4, Class A2, 1.34%, 11/25/2036 (z) (bb)	76

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

193	Series 2006-HE4, Class A3, 1.38%, 11/25/2036 (z) (bb)	99
254	Series 2006-NC3, Class A1, 1.36%, 10/25/2036 (z) (bb)	160
61	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2B, 2.23%, 07/25/2037 (z) (bb)	59
307	New Century Home Equity Loan Trust, Series 2006-2, Class A2B, 1.39%, 08/25/2036 (z) (bb)	282
	NovaStar Mortgage Funding Trust,
195	Series 2006-4, Class A2C, 1.38%, 09/25/2036 (z) (bb)	112
94	Series 2006-4, Class A2D, 1.48%, 09/25/2036 (z) (bb)	55
466	Series 2007-1, Class A1A, 1.36%, 03/25/2037 (z) (bb)	320
130	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, 1.46%, 12/25/2035 (z) (bb)	128
98	RASC Trust, Series 2007-KS3, Class AI3, 1.48%, 04/25/2037 (z) (bb)	96
	Securitized Asset-Backed Receivables LLC Trust,
319	Series 2006-NC3, Class A1, 1.37%, 09/25/2036 (z) (bb)	230
81	Series 2007-NC2, Class A2B, 1.37%, 01/25/2037 (z) (bb)	60
37	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC5, Class A4, 1.40%, 12/25/2036 (z) (bb)	35
100	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M3, 5.35%, 05/25/2047 (e) (z) (bb)	103
456	WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A4, 1.59%, 04/25/2037 (z) (bb)	255

	Total Asset-Backed Securities (Cost $5,739)	5,875

SHARES
Closed End Funds — 0.9%
62	BlackRock Corporate High Yield Fund, Inc.	690
28	BlackRock Debt Strategies Fund, Inc.	329
22	Blackstone/GSO Strategic Credit Fund	343
12	Eaton Vance Floating-Rate Income Trust	183
15	Eaton Vance Senior Income Trust	100
17	Invesco Dynamic Credit Opportunities Fund	194
18	Nuveen Credit Strategies Income Fund	149
9	Nuveen Floating Rate Income Opportunity Fund	100
15	Prudential Global Short Duration High Yield Fund, Inc.	228

	Total Closed End Funds (Cost $2,105)	2,316

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	19

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 1.8%
119	Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, 3.71%, 09/25/2035 (z)	109
59	Alternative Loan Trust, Series 2006-J2, Class A1, 1.73%, 04/25/2036 (z)	37
	Banc of America Funding Trust,
32	Series 2006-D, Class 5A2, 3.63%, 05/20/2036 (z)	30
214	Series 2014-R7, Class 1A1, 1.38%, 05/26/2036 (e) (z)	204
63	Series 2014-R7, Class 2A1, 1.37%, 09/26/2036 (e) (z)	59
188	Series 2015-R4, Class 5A1, 1.38%, 10/25/2036 (e) (z)	177
162	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, 3.22%, 02/25/2036 (z)	152
55	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, 1.58%, 05/25/2037 (z)	43
	Citigroup Mortgage Loan Trust,
105	Series 2014-10, Class 1A1, 1.37%, 11/25/2036 (e) (z)	103
141	Series 2014-10, Class 3A1, 1.43%, 07/25/2036 (e) (z)	132
181	Series 2014-10, Class 4A1, 1.40%, 02/25/2037 (e) (z)	168
96	Series 2014-11, Class 4A1, 1.33%, 07/25/2036 (e) (z)	87
407	Series 2014-12, Class 1A4, 1.36%, 08/25/2036 (e) (z)	380
66	Series 2014-12, Class 2A4, 3.35%, 02/25/2037 (e) (z)	64
188	Series 2014-C, Class A, 3.25%, 02/25/2054 (e) (z)	188
	CSMC,
65	Series 2011-12R, Class 3A1, 3.21%, 07/27/2036 (e) (z)	65
69	Series 2014-10R, Class 4A1, 1.40%, 12/27/2036 (e) (z)	67
56	Series 2014-11R, Class 8A1, 2.98%, 04/27/2037 (e) (z)	54
205	Series 2014-11R, Class 9A1, 1.37%, 10/27/2036 (e) (z)	197
42	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A1, 1.73%, 02/25/2035 (z)	41
	FNMA, Connecticut Avenue Securities,
278	Series 2015-C03, Class 1M2, 6.23%, 07/25/2025 (z) (bb)	305
417	Series 2015-C04, Class 1M2, 6.93%, 04/25/2028 (z)	469

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

58		GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, 1.40%, 04/26/2037 (e) (z)	55
42		GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	41
		HarborView Mortgage Loan Trust,
44		Series 2004-9, Class 2A, 3.26%, 12/19/2034 (z)	39
144		Series 2006-9, Class 2A1A, 1.44%, 11/19/2036 (z)	121
158		Impac CMB Trust, Series 2005-1, Class 2A1, 1.74%, 04/25/2035 (z)	155
—	(h)	Lehman XS Trust, Series 2006-18N, Class A2A, 1.38%, 12/25/2036 (z)	—	(h)
		LSTAR Securities Investment Ltd., (Cayman Islands),
54		Series 2016-3, Class A, 3.23%, 09/01/2021 (e) (z)	55
63		Series 2016-5, Class A1, 0.03%, 11/01/2021 (e) (z)	64
114		Series 2016-7, Class A1, 3.23%, 12/01/2021 (e) (z)	114
95		Series 2017-2, Class A1, 3.23%, 02/01/2022 (e) (z)	95
75		Series 2017-3, Class A1, 3.23%, 04/01/2022 (e) (z)	75
104		Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, 1.58%, 12/26/2036 (e) (z)	97
26		RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, 1.36%, 09/26/2036 (e) (z)	26
439		Residential Asset Securitization Trust, Series 2006-R1, Class A2, 1.63%, 01/25/2046 (z)	215
8		Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 3.37%, 09/25/2037 (z)	8
98		Verus Securitization Trust, Series 2017-2A, Class A2, SUB, 2.64%, 07/25/2047 (e)	98
47		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, 1.68%, 09/25/2035 (z)	36

		Total Collateralized Mortgage Obligations (Cost $4,354)	4,425

Commercial Mortgage-Backed Securities — 0.7%
		BAMLL Commercial Mortgage Securities Trust,
260		Series 2014-FL1, Class D, 5.23%, 12/15/2031 (e) (z) (bb)	253
420		Series 2014-FL1, Class E, 6.73%, 12/15/2031 (e) (z) (bb)	397
		CG-CCRE Commercial Mortgage Trust,
100		Series 2014-FL2, Class COL1, 4.73%, 11/15/2031 (e) (z) (bb)	100

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
185	Series 2014-FL2, Class COL2, 5.73%, 11/15/2031 (e) (z) (bb)	184
	Commercial Mortgage Trust,
170	Series 2014-FL5, Class KH1, 4.88%, 08/15/2031 (e) (z) (bb)	150
110	Series 2014-FL5, Class KH2, 5.73%, 08/15/2031 (e) (z) (bb)	84
340	Series 2015-CR23, Class CMD, 3.81%, 05/10/2048 (e) (z) (bb)	336
	Velocity Commercial Capital Loan Trust,
26	Series 2016-1, Class M5, 7.80%, 04/25/2046 (e) (z) (bb)	27
100	Series 2016-2, Class M3, 5.50%, 10/25/2046 (z) (bb)	102

	Total Commercial Mortgage-Backed Securities (Cost $1,598)	1,633

Convertible Bonds — 0.2%
	Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
16	Ensco Jersey Finance Ltd., 3.00%, 01/31/2024 (e)	12

	Oil, Gas & Consumable Fuels — 0.1%
286	Chesapeake Energy Corp., 5.50%, 09/15/2026 (e)	239
19	Oasis Petroleum, Inc., 2.63%, 09/15/2023	17

		256

	Total Energy	268

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
128	Clearwire Communications LLC, 8.25%, 12/01/2040 (e)	130

	Total Convertible Bonds (Cost $469)	398

Corporate Bonds — 2.8%
	Consumer Discretionary — 0.5%
	Auto Components — 0.0% (g)
7	American Axle & Manufacturing, Inc., 6.63%, 10/15/2022	7
4	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	4
350	DPH Holdings Corp., 7.13%, 05/01/2029 (d)	17
11	Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023	12
7	Icahn Enterprises LP, 6.00%, 08/01/2020	7

		47

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Consumer Services — 0.0% (g)
11	Sotheby’s, 5.25%, 10/01/2022 (e)	11

	Hotels, Restaurants & Leisure — 0.0% (g)
4	Interval Acquisition Corp., 5.63%, 04/15/2023	4
15	MGM Resorts International, 6.00%, 03/15/2023	17
15	Sabre GLBL, Inc., 5.25%, 11/15/2023 (e)	15
4	Scientific Games International, Inc., 10.00%, 12/01/2022	5

		41

	Household Durables — 0.0% (g)
7	American Greetings Corp., 7.88%, 02/15/2025 (e)	8
8	Tempur Sealy International, Inc., 5.63%, 10/15/2023	8

		16

	Media — 0.4%
30	Acosta, Inc., 7.75%, 10/01/2022 (e)	22
3	CBS Radio, Inc., 7.25%, 11/01/2024 (e)	3
11	Cinemark USA, Inc., 5.13%, 12/15/2022	11
	Clear Channel Worldwide Holdings, Inc.,
72	Series A, 6.50%, 11/15/2022	74
15	Series B, 6.50%, 11/15/2022	15
64	Series B, 7.63%, 03/15/2020	64
503	CSC Holdings LLC, 10.88%, 10/15/2025 (e)	619
7	DISH DBS Corp., 4.25%, 04/01/2018	7
4	iHeartCommunications, Inc., 9.00%, 12/15/2019	3
52	LIN Television Corp., 5.88%, 11/15/2022	54
3	Midcontinent Communications, 6.88%, 08/15/2023 (e)	3
7	Sirius XM Radio, Inc., 6.00%, 07/15/2024 (e)	8
150	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	155

		1,038

	Multiline Retail — 0.0% (g)
4	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	2

	Specialty Retail — 0.1%
15	Party City Holdings, Inc., 6.13%, 08/15/2023 (e)	16
	PetSmart, Inc.,
94	5.88%, 06/01/2025 (e)	84
15	7.13%, 03/15/2023 (e)	12

		112

	Total Consumer Discretionary	1,267

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	21

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Staples — 0.3%
	Food Products — 0.2%
21	B&G Foods, Inc., 5.25%, 04/01/2025	22
7	Dean Foods Co., 6.50%, 03/15/2023 (e)	7
	Post Holdings, Inc.,
61	5.00%, 08/15/2026 (e)	61
7	6.00%, 12/15/2022 (e)	7
254	Simmons Foods, Inc., 7.88%, 10/01/2021 (e)	270
7	TreeHouse Foods, Inc., 4.88%, 03/15/2022	7

		374

	Household Products — 0.1%
7	Central Garden & Pet Co., 6.13%, 11/15/2023	7
	HRG Group, Inc.,
46	7.75%, 01/15/2022	48
232	7.88%, 07/15/2019	237

		292

	Personal Products — 0.0% (g)
25	Avon International Operations, Inc., (United Kingdom), 7.88%, 08/15/2022 (e)	26

	Total Consumer Staples	692

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
9	Andeavor Logistics LP, 5.25%, 01/15/2025	10
23	Antero Resources Corp., 5.13%, 12/01/2022	23
7	California Resources Corp., 8.00%, 12/15/2022 (e)	4
15	Carrizo Oil & Gas, Inc., 7.50%, 09/15/2020	15
35	Chesapeake Energy Corp., 8.00%, 12/15/2022 (e)	36
48	Energen Corp., 4.63%, 09/01/2021	48
93	EP Energy LLC, 8.00%, 02/15/2025 (e)	61
23	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	22
10	Jones Energy Holdings LLC, 6.75%, 04/01/2022	7
40	Kinder Morgan Finance Co. LLC, 6.00%, 01/15/2018 (e)	41
	Kinder Morgan, Inc.,
40	2.00%, 12/01/2017	40
27	3.05%, 12/01/2019	28
15	MEG Energy Corp., (Canada), 7.00%, 03/31/2024 (e)	12
19	Northern Oil and Gas, Inc., 8.00%, 06/01/2020	13
10	Parsley Energy LLC, 5.38%, 01/15/2025 (e)	10
95	PBF Logistics LP, 6.88%, 05/15/2023	97
	Sabine Pass Liquefaction LLC,
7	4.20%, 03/15/2028	7
124	5.00%, 03/15/2027	131

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
15	Sanchez Energy Corp., 6.13%, 01/15/2023	11
3	SemGroup Corp., 5.63%, 11/15/2023	3
60	Williams Cos., Inc. (The), 7.88%, 09/01/2021	70
11	WPX Energy, Inc., 7.50%, 08/01/2020	12

	Total Energy	701

	Financials — 0.3%
	Capital Markets — 0.0% (g)
85	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	89

	Consumer Finance — 0.3%
	Ally Financial, Inc.,
150	3.25%, 09/29/2017	150
77	3.25%, 11/05/2018	78
130	4.75%, 09/10/2018	133
253	6.25%, 12/01/2017	255
100	Springleaf Finance Corp., 6.50%, 09/15/2017	100

		716

	Diversified Financial Services — 0.0% (g)
42	Tempo Acquisition LLC, 6.75%, 06/01/2025 (e)	43

	Total Financials	848

	Health Care — 0.3%
	Health Care Providers & Services — 0.2%
	Acadia Healthcare Co., Inc.,
9	5.13%, 07/01/2022	9
46	5.63%, 02/15/2023	48
	Community Health Systems, Inc.,
35	5.13%, 08/01/2021	35
78	6.25%, 03/31/2023	79
15	HCA, Inc., 5.25%, 04/15/2025	16
8	HealthSouth Corp., 5.75%, 09/15/2025	8
37	LifePoint Health, Inc., 5.50%, 12/01/2021	38
184	Molina Healthcare, Inc., 5.38%, 11/15/2022	192
30	Tenet Healthcare Corp., 8.13%, 04/01/2022	32

		457

	Pharmaceuticals — 0.1%
4	Concordia International Corp., (Canada), 7.00%, 04/15/2023 (e)	—	(h)
	Valeant Pharmaceuticals International, Inc.,
91	5.63%, 12/01/2021 (e)	83
7	6.13%, 04/15/2025 (e)	6
7	6.75%, 08/15/2021 (e)	7
141	7.00%, 03/15/2024 (e)	150

		246

	Total Health Care	703

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Industrials — 0.2%
	Aerospace & Defense — 0.0% (g)
7	Huntington Ingalls Industries, Inc., 5.00%, 11/15/2025 (e)	8
7	TransDigm, Inc., 6.00%, 07/15/2022	7

		15

	Airlines — 0.1%
188	Allegiant Travel Co., 5.50%, 07/15/2019	193
72	American Airlines Group, Inc., 5.50%, 10/01/2019 (e)	75

		268

	Commercial Services & Supplies — 0.1%
4	APX Group, Inc., 6.38%, 12/01/2019	4
2	Corporate Risk Holdings LLC, 9.50%, 07/01/2019 (e)	2
61	GFL Environmental, Inc., (Canada), 5.63%, 05/01/2022 (e)	63
	Nielsen Finance LLC,
78	4.50%, 10/01/2020	79
8	5.00%, 04/15/2022 (e)	9

		157

	Machinery — 0.0% (g)
5	Novelis Corp., 5.88%, 09/30/2026 (e)	5
6	Terex Corp., 5.63%, 02/01/2025 (e)	7

		12

	Road & Rail — 0.0% (g)
15	Hertz Corp. (The), 6.25%, 10/15/2022	14
3	Park Aerospace Holdings Ltd., (Ireland), 5.25%, 08/15/2022 (e)	3

		17

	Trading Companies & Distributors — 0.0% (g)
15	HD Supply, Inc., 5.25%, 12/15/2021 (e)	16
15	International Lease Finance Corp., 5.88%, 08/15/2022	17
7	United Rentals North America, Inc., 5.75%, 11/15/2024	7

		40

	Total Industrials	509

	Information Technology — 0.2%
	Internet Software & Services — 0.0% (g)
59	GTT Communications, Inc., 7.88%, 12/31/2024 (e)	63
9	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	10

		73

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	IT Services — 0.0% (g)
7	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	7
15	WEX, Inc., 4.75%, 02/01/2023 (e)	16

		23

	Semiconductors & Semiconductor Equipment — 0.0% (g)
52	Broadcom Corp., 3.88%, 01/15/2027 (e)	53

	Software — 0.1%
71	Change Healthcare Holdings LLC, 5.75%, 03/01/2025 (e)	73

	Technology Hardware, Storage & Peripherals — 0.1%
177	Western Digital Corp., 7.38%, 04/01/2023 (e)	194

	Total Information Technology	416

	Materials — 0.1%
	Chemicals — 0.0% (g)
5	Chemours Co. (The), 6.63%, 05/15/2023	5

	Containers & Packaging — 0.1%
7	Ball Corp., 5.25%, 07/01/2025	8
45	Flex Acquisition Co., Inc., 6.88%, 01/15/2025 (e)	47
99	Pactiv LLC, 8.38%, 04/15/2027	112
131	Reynolds Group Issuer, Inc., (New Zealand), 5.75%, 10/15/2020	133

		300

	Metals & Mining — 0.0% (g)
7	AK Steel Corp., 6.38%, 10/15/2025	7
8	FMG Resources August 2006 Pty. Ltd., (Australia), 9.75%, 03/01/2022 (e)	9
8	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	9

		25

	Total Materials	330

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.2%
7	CCO Holdings LLC, 5.13%, 05/01/2023 (e)	7
15	CenturyLink, Inc., Series V, 5.63%, 04/01/2020	16
7	Frontier Communications Corp., 11.00%, 09/15/2025	6
233	GCI, Inc., 6.75%, 06/01/2021	239
	Intelsat Jackson Holdings SA, (Luxembourg),
124	5.50%, 08/01/2023	103
5	BAN, TRAN, 7.25%, 10/15/2020	5
21	7.50%, 04/01/2021	20

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	23

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Level 3 Financing, Inc.,
90	5.38%, 01/15/2024	92
15	6.13%, 01/15/2021	15
34	Qualitytech LP, 5.88%, 08/01/2022	36
8	Windstream Services LLC, 7.50%, 06/01/2022	6

		545

	Wireless Telecommunication Services — 0.4%
4	Hughes Satellite Systems Corp., 5.25%, 08/01/2026	4
	Sprint Communications, Inc.,
359	9.00%, 11/15/2018 (e)	388
182	11.50%, 11/15/2021	230
175	Sprint Corp., 7.25%, 09/15/2021	193
23	T-Mobile USA, Inc., 6.50%, 01/15/2026	26

		841

	Total Telecommunication Services	1,386

	Utilities — 0.0% (g)
	Water Utilities — 0.0% (g)
77	CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/2025 (e)	78

	Total Corporate Bonds (Cost $6,778)	6,930

Municipal Bonds — 90.4% (t)
	Alabama — 0.2%
	Hospital — 0.2%
510	Uab Medicine Finance Authority, Series B-2, Rev., 3.50%, 09/01/2035	498

	Prerefunded — 0.0% (g)
65	City of Gulf Shores, Series A, GO, AGC, 4.50%, 12/15/2017 (p)	66

	Total Alabama	564

	Alaska — 1.2%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.50%, 06/30/2018	260
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.00%, 04/01/2019	106

		366

	Housing — 1.0%
	Alaska Housing Finance Corp., General Mortgage,
975	Series A, Rev., 3.50%, 06/01/2046	1,041
105	Series A, Rev., 4.00%, 06/01/2040	107
1,250	Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, BAN, 0.76%, 09/07/2017 (z)	1,250

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — continued
25	Alaska Housing Finance Corp., State Capital Project, Series A, Rev., NATL-RE, 4.00%, 12/01/2017	25

		2,423

	Transportation — 0.1%
200	City of Valdez, Exxon Pipeline Company Project, Series C, Rev., VRDO, 0.81%, 09/01/2017 (z)	200

	Total Alaska	2,989

	Arizona — 0.3%
	Transportation — 0.2%
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.00%, 07/01/2019	514

	Utility — 0.1%
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.00%, 01/01/2027	116

	Water & Sewer — 0.0% (g)
50	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.00%, 10/01/2017	50

	Total Arizona	680

	California — 7.3%
	Certificate of Participation/Lease — 0.1%
100	City of Palm Springs, Subseries B, COP, Zero Coupon, 04/15/2021 (p)	96
125	Irvine Ranch Water District, COP, 5.00%, 03/01/2019	133

		229

	Education — 0.4%
1,000	University of California, Series K, Rev., 4.00%, 05/15/2046	1,056

	General Obligation — 2.4%
620	Campbell Union High School District, GO, 3.00%, 08/01/2030	642
1,000	Mount San Antonio Community College District, GO, BAN, Zero Coupon, 04/01/2022	940
1,130	Pittsburg Unified School District, GO, 4.00%, 08/01/2033	1,245
	State of California,
600	Series A, Subseries A-2-1, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.80%, 09/07/2017 (z)	600
2,500	Series D, GO, (1 Month LIBOR + 0.70%, 10.00% Cap), 1.56%, 10/02/2017 (aa)	2,501

		5,928

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Hospital — 1.5%
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.00%, 11/15/2017	453
2,500	California Health Facilities Financing Authority, Sutter Health, Series B, Rev., 5.00%, 11/15/2046	2,902
375	Palomar Health, Rev., 4.00%, 11/01/2018	385

		3,740

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
2,000	California Municipal Finance Authority, Republic Services, Inc. Project, Rev., VRDO, 1.05%, 10/02/2017 (z)	2,000

	Other Revenue — 1.5%
2,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series B-1, Rev., (SIFMA Municipal Swap Index Yield + 0.28%, 9.00% Cap), 1.07%, 09/07/2017 (aa)	2,001
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C-3, Rev., VRDO, 0.77%, 09/07/2017 (z)	1,000
540	State of California, Department of Veterans Affairs, Series B, Rev., 3.50%, 12/01/2045	576

		3,577

	Prerefunded — 0.1%
150	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.25%, 04/01/2019 (p)	161
25	City of Bakersfield, Wastewater, Series A, Rev., AGM, 5.00%, 09/15/2017 (p)	25

		186

	Transportation — 0.0% (g)
40	Los Angeles County, Metropolitan Transportation Authority, Union Station Gateway Project, Series A, Rev., NATL-RE, 5.00%, 10/01/2017	40

	Utility — 0.5%
200	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 0.73%, 09/07/2017 (z)	200
625	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.00%, 05/01/2031	749
175	Southern California Public Power Authority, Magnolia Power Project, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.74%, 09/07/2017 (z)	175

		1,124

	Total California	17,880

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Colorado — 1.3%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.00%, 09/15/2020	328

	Hospital — 0.7%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.00%, 10/01/2017	521
1,000	University of Colorado Hospital Authority, Series C-1, Rev., 4.00%, 03/01/2020 (z)	1,057

		1,578

	Water & Sewer — 0.5%
1,000	City of Aurora, Rev., 5.00%, 08/01/2029	1,230

	Total Colorado	3,136

	Connecticut — 2.3%
	Education — 0.7%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.00%, 11/15/2018	971
175	Series A, Rev., AMT, 4.00%, 11/15/2018	180
175	Series A, Rev., AMT, 5.00%, 11/15/2019	188
300	Series A, Rev., AMT, 5.00%, 11/15/2020	329

		1,668

	General Obligation — 0.0% (g)
80	Town of Cheshire, GO, 4.00%, 08/01/2019	85

	Housing — 1.6%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
1,295	Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	1,424
170	Subseries A-1, Rev., 4.00%, 11/15/2045	185
495	Subseries A-1, Rev., 4.00%, 11/15/2047	541
655	Subseries B-2, Rev., 4.00%, 11/15/2032	692
950	Subseries E-1, Rev., 3.50%, 11/15/2046	1,007

		3,849

	Total Connecticut	5,602

	Delaware — 0.3%
	General Obligation — 0.0% (g)
100	State of Delaware, Series B, GO, 5.00%, 07/01/2018	103

	Housing — 0.3%
615	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, 4.90%, 07/01/2029	655

	Total Delaware	758

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	District of Columbia — 1.1%
	General Obligation — 0.7%
1,500	District of Columbia, Series A, GO, 5.00%, 06/01/2037	1,801

	Other Revenue — 0.2%
240	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE, 5.00%, 02/01/2019	241
200	District of Columbia, Income Tax, Series A, Rev., 5.00%, 12/01/2029	221

		462

	Prerefunded — 0.1%
120	District of Columbia, Water & Sewer Authority, Public Utility, Sub Lien, Series A, Rev., AGM-CR, FGIC, FSA-CR, 5.00%, 10/01/2017 (p)	121

	Transportation — 0.1%
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.00%, 10/01/2018	191
150	Series C, Rev., 5.00%, 10/01/2019	162

		353

	Total District of Columbia	2,737

	Florida — 3.5%
	Certificate of Participation/Lease — 0.0% (g)
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.00%, 09/01/2017 (p)	120

	Education — 0.6%
1,400	County of Broward, Educational Facilities Authority, Nova Southeastern University Project, Series A, Rev., VRDO, LOC: Bank of America NA, 0.74%, 09/01/2017 (z)	1,400
125	Florida State Board of Governors, Series A, Rev., 5.00%, 07/01/2018	129

		1,529

	General Obligation — 0.1%
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.00%, 06/01/2019	157

	Hospital — 1.0%
1,700	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., VRDO, 1.90%, 09/07/2017 (z)	1,700
750	Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, Rev., 4.00%, 11/15/2017	754

		2,454

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — 0.5%
	Florida Housing Finance Corp., Homeowner Mortgage,
30	Series 1, Rev., AMT, 5.00%, 07/01/2041	31
190	Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2029	197
645	Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2035	678
165	Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2030	173

		1,079

	Other Revenue — 0.1%
200	Florida State Municipal Loan Council, Rev., NATL-RE, 2.00%, 10/01/2017	200

	Prerefunded — 0.0% (g)
55	County of Miami-Dade, Miami International Airport, Series A, Rev., AMT, AGC, 5.25%, 10/01/2018 (p)	58

	Utility — 1.0%
	Florida Municipal Power Agency, St. Lucie Project,
1,000	Series 2002-1, Rev., AMBAC, 1.38%, 10/01/2021 (z)	956
750	Series A, Rev., 4.00%, 10/01/2017	752
70	Orlando Utilities Commission, Utility System, Series C, Rev., 5.00%, 10/01/2017	70
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.00%, 10/01/2020	556

		2,334

	Water & Sewer — 0.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.00%, 10/01/2023	578

	Total Florida	8,509

	Georgia — 1.4%
	Education — 0.3%
700	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.71%, 09/07/2017 (z)	700

	General Obligation — 0.3%
50	Henry County School District, GO, 5.00%, 12/01/2017	51
	State of Georgia,
150	Series C, GO, 4.00%, 09/01/2022	170
150	Series G, GO, 5.00%, 12/01/2017	152
360	Series I, GO, 5.00%, 11/01/2021	418

		791

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Hospital — 0.1%
295	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, RAN, 0.81%, 09/07/2017 (z)	295

	Housing — 0.6%
	Georgia Housing & Finance Authority, Single Family Mortgage,
30	Rev., 5.00%, 06/01/2029	31
750	Series A, Rev., 4.00%, 12/01/2047	822
275	Series B, Rev., 4.00%, 12/01/2029	284
345	Subseries A-1, Rev., 4.00%, 06/01/2044	365

		1,502

	Prerefunded — 0.0% (g)
100	State of Georgia, Series G, GO, 5.00%, 12/01/2017 (p)	101

	Water & Sewer — 0.1%
150	Macon Water Authority, Water & Sewer System, Series B, Rev., 4.00%, 10/01/2017	150

	Total Georgia	3,539

	Illinois — 4.9%
	Education — 2.0%
1,000	Illinois Finance Authority, Depaul University, Series A, Rev., 4.00%, 10/01/2032	1,071
1,280	Illinois Finance Authority, University of Chicago Medical Center, Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.79%, 09/07/2017 (z)	1,280
2,600	Village of Romeoville, Lewis University, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.81%, 09/01/2017 (z)	2,600

		4,951

	General Obligation — 0.5%
235	City of Chicago, Series 2006A, GO, AGM, 4.75%, 01/01/2030	236
1,000	Cook County, Series A, GO, 5.00%, 11/15/2017	1,008

		1,244

	Hospital — 0.5%
	Illinois Finance Authority, Northwestern Memorial Hospital,
200	Series A-2, Rev., VRDO, 0.77%, 09/07/2017 (z)	200
1,045	Series A-4, Rev., VRDO, 0.77%, 09/07/2017 (z)	1,045

		1,245

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — 1.2%
	Illinois Housing Development Authority, Homeowner Mortgage,
1,245	Series C, Rev., 3.50%, 08/01/2046	1,324
1,455	Subseries A-2, Rev., AMT, 4.00%, 02/01/2035	1,522

		2,846

	Other Revenue — 0.6%
500	City of Chicago, Motor Fuel Tax, Rev., 5.00%, 01/01/2018	504
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, Rev., 5.00%, 06/01/2019	529
	Railsplitter Tobacco Settlement Authority,
250	Rev., 5.00%, 06/01/2018	258
200	Rev., 5.25%, 06/01/2021	228

		1,519

	Prerefunded — 0.1%
115	Saint Clair County High School District, Series A, GO, AMBAC, 5.75%, 12/01/2017 (p)	116

	Total Illinois	11,921

	Indiana — 5.6%
	Education — 0.0% (g)
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, 5.00%, 01/15/2020	106

	Hospital — 1.1%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.00%, 11/01/2017	251
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.00%, 07/01/2018	343
625	Indiana Finance Authority, Parkview Health System Obligated Group, Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	625
1,400	Indiana Finance Authority, Sisters of St. Francis Health Services, Inc. Obligated Group, Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	1,400

		2,619

	Housing — 0.2%
	Indiana Housing & Community Development Authority, Home First Mortgage,
155	Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2028	161

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	27

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
195	Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2027	205

		366

	Industrial Development Revenue/Pollution Control Revenue — 3.0%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, Rev., 1.75%, 06/01/2018 (z)	1,867
	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project,
2,500	Rev., 1.85%, 10/01/2019 (z)	2,519
3,000	Rev., AMT, BAN, TRAN, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.75%, 15.00% Cap), 1.54%, 09/07/2017 (aa)	3,000

		7,386

	Other Revenue — 1.3%
1,300	Indiana Finance Authority, Community Foundation of Northwest, Rev., 5.00%, 09/01/2031	1,526
700	Indiana Finance Authority, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.81%, 09/01/2017 (z)	700
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.00%, 02/01/2021	824
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.00%, 01/01/2021	110

		3,160

	Total Indiana	13,637

	Iowa — 0.7%
	Housing — 0.7%
	Iowa Finance Authority Single Family Mortgage-Backed Securities Program,
95	Series 1, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2029	97
170	Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2028	175
635	Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2046	691
725	Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 07/01/2046	771

	Total Iowa	1,734

	Kansas — 0.4%
	General Obligation — 0.0% (g)
25	Kansas Unified School District No. 259 Sedgwick County, Series C, GO, 4.00%, 09/01/2017	25

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hospital — 0.2%
435	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank NA, 0.85%, 09/01/2017 (z)	435

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
440	Kansas State Development Finance Authority, Water Pollution Control, Series CW, Rev., 5.00%, 11/01/2018 (p)	461

	Transportation — 0.0% (g)
25	Kansas State Department Transportation Highway, Series A, Rev., 5.00%, 09/01/2017	25

	Total Kansas	946

	Kentucky — 1.4%
	Education — 0.2%
460	Kentucky Higher Education Student Loan Corp., Series A, Rev., AMT, 5.00%, 06/01/2019	485

	Housing — 0.0% (g)
75	Kentucky Housing Corp., Series A, Rev., 5.00%, 01/01/2028	79

	Industrial Development Revenue/Pollution Control Revenue — 1.2%
250	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., 1.05%, 09/01/2019 (z)	248
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., 2.20%, 08/01/2019 (z)	2,541

		2,789

	Total Kentucky	3,353

	Louisiana — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
150	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.72%, 09/01/2017 (z)	150

	Other Revenue — 0.0% (g)
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.00%, 05/01/2020	111

	Water & Sewer — 0.6%
500	City of New Orleans, Sewerage Service, Rev., 5.00%, 06/01/2018	515
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., 2.20%, 10/01/2017 (z)	1,000

		1,515

	Total Louisiana	1,776

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Maine — 0.5%
	Housing — 0.5%
	Maine State Housing Authority,
630	Series A, Rev., 4.00%, 11/15/2045	681
475	Series B, Rev., 4.00%, 11/15/2043	501

		1,182

	Other Revenue — 0.0% (g)
100	Maine Municipal Bond Bank, Series E, Rev., 4.00%, 11/01/2021	111

	Total Maine	1,293

	Maryland — 0.9%
	General Obligation — 0.0% (g)
25	Charles County, Public Improvement, GO, 5.00%, 10/01/2017	25
100	State of Maryland, State & Local Facilities, Loan of 2009, Series C, GO, 5.00%, 11/01/2017	101

		126

	Housing — 0.6%
	Montgomery County Housing Opportunities Commission, Single Family Mortgage,
400	Series A, Rev., 4.00%, 01/01/2031	407
1,000	Series A, Rev., 4.00%, 07/01/2048	1,092

		1,499

	Prerefunded — 0.0% (g)
30	County of Cecil, Consolidated Public Improvement, GO, AGM, 4.13%, 12/01/2017 (p)	30

	Transportation — 0.3%
	Maryland Transportation Authority,
75	Rev., 4.00%, 09/01/2017	75
540	Rev., GRAN, 5.25%, 03/01/2019	576

		651

	Total Maryland	2,306

	Massachusetts — 3.5%
	Education — 1.4%
	Massachusetts Educational Financing Authority, Education Loan,
500	Series A, Rev., AMT, 4.00%, 07/01/2021	544
750	Series J, Rev., AMT, 4.75%, 07/01/2019	797
500	Series J, Rev., AMT, 5.00%, 07/01/2018	516
100	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.73%, 09/01/2017 (z)	100
1,450	University of Massachusetts Building Authority, Series 1, Rev., VRDO, 0.78%, 09/07/2017 (z)	1,450

		3,407

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	General Obligation — 0.0% (g)
110	Commonwealth of Massachusetts, Consolidated Loan of 2002, Series C, GO, NATL-RE-IBC, MBIA, 5.50%, 11/01/2017	111

	Hospital — 0.1%
150	Massachusetts Development Finance Agency, Partners Healthcare System Issue, Series K-1, Rev., VRDO, 0.79%, 09/07/2017 (z)	150

	Housing — 1.5%
	Massachusetts Housing Finance Agency, Single Family Housing,
645	Series 167, Rev., 4.00%, 12/01/2043	676
1,450	Series 169, Rev., 4.00%, 12/01/2044	1,522
795	Series 177, Rev., AMT, 4.00%, 06/01/2039	847
475	Series 183, Rev., 3.50%, 12/01/2046	509

		3,554

	Prerefunded — 0.2%
265	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.00%, 08/01/2018 (p)	275
300	Commonwealth of Massachusetts, Consolidated Loan of 2009, Series C, GO, 5.00%, 07/01/2019 (p)	323

		598

	Transportation — 0.3%
800	Massachusetts Bay Transportation Authority, General Transportation System, Series A-1, Rev., VRDO, 0.79%, 09/07/2017 (z)	800

	Total Massachusetts	8,620

	Michigan — 4.3%
	Education — 0.4%
1,000	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.00%, 11/01/2017	1,006

	General Obligation — 0.9%
	Healthsource Saginaw, Inc., County of Saginaw,
575	GO, 4.00%, 05/01/2018	587
650	GO, 5.00%, 05/01/2019	691
930	GO, 5.00%, 05/01/2020	1,020

		2,298

	Hospital — 0.9%
2,100	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.79%, 09/07/2017 (z)	2,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	29

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 1.4%
155	Michigan State Housing Development Authority, Single Family Homeownership, Series A, Rev., 5.00%, 12/01/2027	159
	Michigan State Housing Development Authority, Single-Family Mortgage,
1,765	Series A, Rev., 4.00%, 06/01/2046	1,907
1,250	Series B, Rev., 3.50%, 06/01/2047	1,333

		3,399

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
510	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., 1.45%, 09/01/2021 (z)	506

	Other Revenue — 0.4%
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.00%, 11/15/2020	1,034

	Prerefunded — 0.1%
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.00%, 10/01/2019 (p)	217

	Total Michigan	10,560

	Minnesota — 3.5%
	Education — 0.6%
1,100	Minnesota Higher Educational Facilities Authority, The College of Saint Catherine, Series 5-N2, Rev., VRDO, LOC: U.S. Bank NA, 0.79%, 09/07/2017 (z)	1,100
275	University of Minnesota, Series A, Rev., 5.25%, 12/01/2026	312

		1,412

	General Obligation — 0.0% (g)
100	State of Minnesota, Trunk Highway, Series B, GO, 5.00%, 10/01/2018	105

	Hospital — 0.9%
100	City of Maple Grove, North Memorial Health Care, Rev., 4.00%, 09/01/2017	100
2,100	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.76%, 09/07/2017 (z)	2,100

		2,200

	Housing — 1.6%
175	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2035	185

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — continued
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
160	Series A, Rev., GNMA/COLL, 4.50%, 12/01/2026	166
42	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/2040	43
125	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 03/01/2041	132
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
75	Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2031 (w)	78
70	Series D, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2034	73
165	Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2035	170
	Minnesota Housing Finance Agency, Residential Housing Finance,
415	Series A, Rev., 4.00%, 07/01/2038	440
595	Series B, Rev., 4.00%, 01/01/2038	631
500	Series B, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2047	545
1,050	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 01/01/2045	1,119
240	Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2040	248

		3,830

	Prerefunded — 0.0% (g)
125	City of Anoka, Senior Housing Facility, The Homestead at Anoka, Inc. Project, Series B, Rev., 6.38%, 11/01/2019 (p)	141

	Utility — 0.4%
905	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.79%, 09/07/2017 (z)	905

	Total Minnesota	8,593

	Mississippi — 0.3%
	General Obligation — 0.1%
150	State of Mississippi, Series A, GO, 5.25%, 11/01/2021	176

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
250	Series A, Rev., VRDO, 0.73%, 09/01/2017 (z)	250
100	Series J, Rev., VRDO, 0.73%, 09/01/2017 (z)	100

		350

	Other Revenue — 0.1%
300	Mississippi Development Bank, Rev., AMBAC, 5.00%, 11/01/2017	302

	Total Mississippi	828

	Missouri — 2.2%
	Education — 0.4%
1,000	Missouri State Health & Educational Facilities Authority, Series B, Rev., VRDO, LIQ: BJC Health System, 0.78%, 09/07/2017 (z)	1,000

	Hospital — 0.3%
200	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.77%, 09/07/2017 (z)	200
500	St. Joseph IDA, Health Facilities, Heartland Regional Medical Center, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.81%, 09/01/2017 (z)	500

		700

	Housing — 0.9%
	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program,
550	Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 05/01/2041	590
800	Series B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2045	860
	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program,
545	Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2041	574
35	Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 05/01/2028	37
85	Series E-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 11/01/2030	88

		2,149

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
50	Kansas City, Missouri Industrial Development Authority, Downtown Redevelopment District, Rev., 5.00%, 09/01/2018 (p)	52

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrial Development Revenue/Pollution Control Revenue — continued
35	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.00%, 07/01/2025	40

		92

	Other Revenue — 0.5%
1,250	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.74%, 09/01/2017 (z)	1,250

	Prerefunded — 0.1%
25	Missouri Development Finance Board, Midwest Research Institute Project, Rev., 4.50%, 11/01/2017 (p)	25
190	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.00%, 01/01/2021 (p)	215

		240

	Total Missouri	5,431

	Montana — 0.3%
	Housing — 0.3%
	Montana Board of Housing, Single Family Homeownership,
220	Series A-2, Rev., AMT, 4.00%, 12/01/2038	230
405	Series B2, Rev., AMT, 5.00%, 12/01/2027	426

	Total Montana	656

	Nevada — 0.0% (g)
	Prerefunded — 0.0% (g)
100	Clark County School District, Series A, GO, 5.00%, 06/15/2018 (p)	104
25	State of Nevada, Capital Improvement & Cultural Affairs, Series B, GO, NATL-RE, 5.00%, 12/01/2017 (p)	25

	Total Nevada	129

	New Hampshire — 0.7%
	Education — 0.2%
500	New Hampshire Health and Education Facilities Authority, Dartmouth College Issue, Series B, Rev., VRDO, 0.69%, 09/01/2017 (z)	500

	Housing — 0.1%
	New Hampshire Housing Finance Authority, Single Family Mortgage,
80	Series A, Rev., 5.25%, 07/01/2028	84

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	31

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
190	Series C, Rev., 4.00%, 01/01/2028	197

		281

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., 2.13%, 06/01/2018 (z)	1,007

	Total New Hampshire	1,788

	New Jersey — 1.7%
	Education — 0.7%
	New Jersey Economic Development Authority, School Facilities Construction,
120	Rev., 5.00%, 12/15/2017 (p)	122
35	Series W, Rev., NATL-RE-IBC, 4.00%, 09/01/2017 (p)	35
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.00%, 12/01/2017	505
1,000	Series 1-B, Rev., AMT, 5.00%, 12/01/2021	1,130

		1,792

	General Obligation — 0.1%
205	Township of Montville, GO, 4.00%, 08/15/2020	223
100	Township of Wayne, GO, 4.00%, 09/01/2017	100

		323

	Housing — 0.0% (g)
50	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.50%, 10/01/2029	50

	Other Revenue — 0.1%
100	Monmouth County Improvement Authority, Rev., 5.00%, 01/15/2020	110
50	New Jersey Environmental Infrastructure Trust, Series C, Rev., 5.00%, 09/01/2017	50

		160

	Prerefunded — 0.1%
100	Borough of Madison, General Improvement, GO, 5.00%, 10/15/2018 (p)	105
140	New Jersey Economic Development Authority, School Facilities Construction, Series Y, Rev., 4.75%, 09/01/2018 (p)	145

		250

	Transportation — 0.7%
1,500	New Jersey Transit Corp., Series A, Rev., GAN, 5.00%, 09/15/2018	1,554

	Total New Jersey	4,129

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	New Mexico — 0.3%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
330	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 03/01/2043	343
55	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 09/01/2030	57

		400

	Transportation — 0.1%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.00%, 06/15/2024	111
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.00%, 12/15/2019	109

		220

	Total New Mexico	620

	New York — 8.9%
	Education — 0.6%
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.00%, 05/01/2018	153
1,400	Onondaga County Trust for Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.78%, 09/07/2017 (z)	1,400

		1,553

	General Obligation — 1.0%
500	City of New York, Fiscal Year 2006, Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	500
150	City of New York, Fiscal Year 2008, Subseries L-4, GO, VRDO, LOC: U.S. Bank NA, 0.82%, 09/01/2017 (z)	150
250	City of New York, Fiscal Year 2012, Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.86%, 09/01/2017 (z)	250
100	New York City, Series E-1, GO, 5.25%, 10/15/2017	101
95	Valhalla Union Free School District, GO, 2.00%, 10/15/2017	95
	Village of Freeport, Nassau County, Public Improvement,
830	Series A, GO, 4.00%, 05/01/2024	955
240	Series A, GO, 4.00%, 05/01/2025	277

		2,328

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 2.1%
	New York Mortgage Agency, Homeowner Mortgage,
1,430	Series 191, Rev., AMT, 3.50%, 10/01/2034	1,488
600	Series 195, Rev., 4.00%, 10/01/2046	658
485	Series 197, Rev., 3.50%, 10/01/2044	521
2,100	New York State Housing Finance Agency, 625 West 57th Street Housing, Series A, Rev., VRDO, LOC: Bank of New York Mellon, 0.77%, 09/07/2017 (z)	2,100
400	New York State Housing Finance Agency, Housing, 160 Madison Avenue, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.86%, 09/01/2017 (z)	400

		5,167

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
2,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Waste Management, Inc. Project,, Rev., VRDO, 1.18%, 11/01/2017 (z)	2,000

	Other Revenue — 2.2%
	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center,
625	Series A, Rev., 5.00%, 07/15/2026	749
560	Series A, Rev., 5.00%, 07/15/2028	665
1,750	Hudson Yards Infrastructure Corp., Series A, Rev., 5.00%, 02/15/2042	2,058
	New York City Transitional Finance Authority,
170	Series C, Rev., 5.00%, 11/01/2021	192
100	Series S-2, Rev., AGM, FGIC, NATL-RE, 5.00%, 01/15/2018	101
900	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries D-4, Rev., VRDO, 0.82%, 09/01/2017 (z)	900
150	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.73%, 09/01/2017 (z)	150
100	New York State Dormitory Authority, Unrefunded Balance, Series A, Rev., 4.00%, 02/15/2019	105
500	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.00%, 06/01/2020	534

		5,454

	Prerefunded — 0.4%
15	Metropolitan Transportation Authority, Series B, Rev., 4.50%, 11/15/2017 (p)	15
50	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.75%, 06/15/2018 (p)	52

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Prerefunded — continued
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.00%, 06/15/2018 (p)	724
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.00%, 05/15/2018 (p)	108

		899

	Transportation — 0.2%
165	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.00%, 11/15/2046	177
400	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.81%, 09/01/2017 (z)	400

		577

	Water & Sewer — 1.6%
325	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 4.50%, 06/15/2032	376
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
200	Subseries B-2, Rev., VRDO, 0.82%, 09/01/2017 (z)	200
300	Subseries B-3, Rev., VRDO, 0.82%, 09/01/2017 (z)	300
600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA-4, Rev., VRDO, 0.85%, 09/01/2017 (z)	600
340	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VRDO, 0.81%, 09/01/2017 (z)	340
1,750	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution, Series A, Rev., 5.00%, 06/15/2037	2,104

		3,920

	Total New York	21,898

	North Carolina — 4.6%
	Certificate of Participation/Lease — 1.2%
915	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.78%, 09/07/2017 (z)	915
1,300	City of Charlotte, Central Yard Project, Series A, COP, VRDO, 0.79%, 09/07/2017 (z)	1,300

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	33

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Certificate of Participation/Lease — continued
675	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 0.79%, 09/07/2017 (z)	675

		2,890

	Education — 0.6%
1,350	North Carolina Capital Facilities Finance Agency, Student University Foundation, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	1,350

	General Obligation — 0.1%
175	Mecklenburg County, Series C, GO, 5.00%, 12/01/2018	184
200	New Hanover County, GO, 5.00%, 12/01/2020	226

		410

	Hospital — 1.1%
250	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.78%, 09/07/2017 (z)	250
350	North Carolina Medical Care Commission, Moses Cone Health System, Series B, Rev., VRDO, 0.80%, 09/01/2017 (z)	350
1,000	North Carolina Medical Care Commission, Wakemed, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.78%, 09/07/2017 (z)	1,000
	University of North Carolina, University Hospital at Chapel Hill,
100	Series A, Rev., VRDO, 0.81%, 09/01/2017 (z)	100
900	Series B, Rev., VRDO, 0.81%, 09/01/2017 (z)	900

		2,600

	Housing — 0.8%
	North Carolina Housing Finance Agency, Homeownership,
205	Series 1, Rev., 4.50%, 07/01/2028	214
100	Series 2, Rev., 4.25%, 01/01/2028	103
1,000	Series 38-B, Rev., 4.00%, 07/01/2047	1,090
470	Series A, Rev., AMT, 3.50%, 07/01/2039	496

		1,903

	Utility — 0.0% (g)
100	North Carolina Eastern Municipal Power Agency, Power System, Series A, Rev., 6.50%, 01/01/2018 (p)	102

	Water & Sewer — 0.8%
1,455	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.79%, 09/07/2017 (z)	1,455

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Water & Sewer — continued
465	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.76%, 09/07/2017 (z)	465

		1,920

	Total North Carolina	11,175

	North Dakota — 0.8%
	Housing — 0.8%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
360	Series A, Rev., 3.75%, 07/01/2042	375
480	Series A, Rev., 4.00%, 07/01/2034	504
240	Series B, Rev., 4.50%, 01/01/2028	250
55	Series B, Rev., 5.00%, 07/01/2028	58
585	Series D, Rev., 3.50%, 07/01/2046	627
170	Series D, Rev., 4.25%, 07/01/2028	176

	Total North Dakota	1,990

	Ohio — 1.5%
	Education — 0.1%
200	University of Cincinnati, Series A, Rev., 5.00%, 06/01/2018	206

	General Obligation — 0.1%
55	Dublin City School District, School Facilities Construction & Improvement, GO, 4.00%, 12/01/2017	55
110	State of Ohio, Higher Education, Series B, GO, 5.00%, 08/01/2023	130

		185

	Hospital — 0.3%
750	County of Allen, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank NA, 0.83%, 09/01/2017 (z)	750

	Housing — 0.3%
	Ohio Housing Finance Agency, Single Family Mortgage,
75	Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/01/2028	78
65	Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2028	67
295	Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/01/2028	307
180	Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/01/2029	187

		639

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.00%, 06/01/2019	113

	Other Revenue — 0.4%
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., RAN, 5.00%, 12/01/2020	1,122

	Prerefunded — 0.1%
185	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.25%, 02/15/2018 (p)	189

	Transportation — 0.2%
	Cleveland-Cuyahoga County Port Authority Development, One Community Project,
175	Series C, Rev., 3.00%, 11/15/2017 (p)	176
340	Series C, Rev., 3.00%, 11/15/2018 (p)	348

		524

	Utility — 0.0% (g)
15	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.25%, 02/15/2021	15

	Total Ohio	3,743

	Oklahoma — 0.1%
	Housing — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program,
70	Series A, Rev., GNMA/COLL, 4.75%, 03/01/2028	75
80	Series B, Rev., GNMA/COLL, 4.50%, 09/01/2027	84

	Total Oklahoma	159

	Oregon — 3.1%
	Housing — 1.1%
	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program,
615	Series D, Rev., 4.00%, 07/01/2043	648
2,000	Series D, Rev., 3.50%, 07/01/2048 (w)	2,156

		2,804

	Other Revenue — 0.9%
1,830	Confederated Tribes of The Umatilla Indian Reservation, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.23%, 09/07/2017 (z)	1,830

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Other Revenue — continued
375	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.00%, 04/01/2018	384

		2,214

	Prerefunded — 0.0% (g)
100	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 4.50%, 04/01/2019 (p)	106

	Transportation — 0.5%
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.00%, 07/01/2020	1,105

	Utility — 0.6%
	City of Eugene, Electric Utility System,
325	Series A, Rev., 4.00%, 08/01/2031	362
850	Series A, Rev., 5.00%, 08/01/2029	1,039

		1,401

	Water & Sewer — 0.0% (g)
45	City of Portland, Sewer System, Series A, Rev., 5.00%, 10/01/2017	45

	Total Oregon	7,675

	Pennsylvania — 5.4%
	Education — 0.2%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.00%, 03/01/2022	291
100	Pennsylvania Higher Educational Facilities Authority, Drexel University, Series B, Rev., VRDO, LOC: TD Bank NA, 0.81%, 09/01/2017 (z)	100

		391

	General Obligation — 0.3%
	City of Pittsburgh,
425	GO, 4.00%, 09/01/2031	467
100	GO, 4.00%, 09/01/2033	108
150	Commonwealth of Pennsylvania, Series 2004, GO, AGM, 5.38%, 07/01/2020	168
125	Council Rock School District, Bucks County, Series B, GO, 3.00%, 11/15/2017	126

		869

	Hospital — 1.0%
550	Geisinger Authority, Series A, Rev., VRDO, 0.78%, 09/01/2017 (z)	550

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	35

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Hospital — continued
1,800	Washington County Hospital Authority, Monongahela Valley Hospital Project, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	1,800

		2,350

	Housing — 1.6%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
95	Series 112, Rev., 5.00%, 04/01/2028	100
1,190	Series 118A, Rev., AMT, 3.50%, 04/01/2040	1,256
1,845	Series 121, Rev., 3.50%, 10/01/2046	1,947
560	Series 122, Rev., 4.00%, 10/01/2046	606

		3,909

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
2,000	Allegheny County IDA, Health Care, Vincentian Collaborative, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	2,000

	Transportation — 0.8%
2,000	Pennsylvania Turnpike Commission, Series B-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.45%, 12.00% Cap), 1.24%, 09/07/2017 (aa)	2,000

	Water & Sewer — 0.7%
1,625	City of Philadelphia, Water & Wastewater, Series B, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	1,625

	Total Pennsylvania	13,144

	Rhode Island — 0.2%
	Education — 0.2%
	Rhode Island Student Loan Authority, Senior,
250	Series A, Rev., AMT, 5.00%, 12/01/2019	268
300	Series A, Rev., AMT, 5.00%, 12/01/2020	330

	Total Rhode Island	598

	South Carolina — 2.0%
	Education — 0.6%
1,415	South Carolina Educational Facilities Authority, Private Nonprofit Institutions of Higher Learning, Furman University, Series B, Rev., VRDO, 0.83%, 09/01/2017 (z)	1,415

	Housing — 0.2%
400	South Carolina State Housing Finance & Development Authority, Series A, Rev., 4.00%, 01/01/2047	435

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Other Revenue — 0.8%
1,100	City of North Charleston, Charleston Naval Complex Redevelopment Plan Project, Rev., VRDO, 0.81%, 09/07/2017 (z)	1,100
760	City of North Charleston, Golf Course Mortgage, Rev., VRDO, 0.81%, 09/07/2017 (z)	760
175	South Carolina State Public Service Authority, Series C, Rev., 5.00%, 12/01/2017	177

		2,037

	Transportation — 0.4%
1,095	South Carolina State Ports Authority, Rev., AMT, 4.00%, 07/01/2040	1,142

	Total South Carolina	5,029

	South Dakota — 0.7%
	Housing — 0.7%
	South Dakota Housing Development Authority, Homeownership Mortgage,
100	Series A, Rev., AMT, 4.50%, 05/01/2031	107
655	Series D, Rev., 4.00%, 11/01/2045	718
545	Series D, Rev., AMT, 4.00%, 11/01/2029	574
230	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.25%, 05/01/2032	238

	Total South Dakota	1,637

	Tennessee — 0.7%
	Housing — 0.7%
860	Tennessee Housing Development Agency Residential Finance Program, Rev., 4.00%, 01/01/2046	939
	Tennessee Housing Development Agency, Homeownership Program,
150	Series 1A, Rev., AMT, 4.50%, 01/01/2038	158
160	Series A, Rev., AMT, 4.50%, 07/01/2031	170
	Tennessee Housing Development Agency, Housing Finance Program,
85	Series A, Rev., 4.50%, 01/01/2028	88
160	Series B, Rev., 4.50%, 01/01/2028	171

		1,526

	Other Revenue — 0.0% (g)
95	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund, Rev., VRDO, LOC: Bank of America NA, 0.80%, 09/01/2017 (z)	95

	Total Tennessee	1,621

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Texas — 5.3%
	Education — 0.9%
1,650	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Rev., VRDO, 0.79%, 09/07/2017 (z)	1,650
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.00%, 09/01/2018	385
250	University of Texas, Financing System, Series B4, Rev., VRDO, LIQ: University of Texas Investment Management Co., 0.75%, 09/07/2017 (z)	250

		2,285

	General Obligation — 2.5%
100	Austin Independent School District, GO, PSF-GTD, 5.00%, 08/01/2020	111
150	City of El Paso, GO, 5.00%, 08/15/2018	156
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.00%, 03/01/2020	456
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/2018	307
815	GO, PSF-GTD, Zero Coupon, 08/15/2019	799
135	GO, PSF-GTD, Zero Coupon, 08/15/2020	131
375	Harris County Permanent Improvement, Series A, GO, 5.00%, 10/01/2018	392
250	Nixon-Smiley Consolidated Independent School District, School Building, GO, PSF-GTD, 1.25%, 08/15/2018	250
3,390	Northside Independent School District, School Building, GO, PSF-GTD, 2.13%, 08/01/2020 (z)	3,405
175	Texas Public Finance Authority, Series A, GO, 5.00%, 10/01/2019	190

		6,197

	Housing — 0.2%
360	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., GNMA/COLL, 4.25%, 01/01/2034	374

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
150	Series 2012, Rev., VRDO, 0.70%, 09/01/2017 (z)	150
250	Subseries A-3, Rev., VRDO, 0.81%, 09/01/2017 (z)	250
2,000	Mission Economic Development Corp., Solid Waste Disposal, Republic Services, Inc. Project, Rev., VRDO, 1.25%, 11/01/2017 (z)	2,000

		2,400

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Prerefunded — 0.4%
150	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.25%, 02/01/2019 (p)	159
180	Comal Independent School District, School Building, Series A, GO, PSF-GTD, 5.25%, 02/01/2018 (p)	183
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.00%, 02/15/2019 (p)	201
170	Keller Independent School District, School Building, GO, 5.25%, 02/15/2019 (p)	181
25	North Texas Tollway Authority System, Second Tier, Series F, Rev., 5.75%, 01/01/2018 (p)	26
100	Tomball Independent School District, School Building, GO, AGC, 5.00%, 02/15/2018 (p)	102

		852

	Transportation — 0.3%
850	City of Houston, Airport System Revenue, Series P-1, Rev., AMT, AGM, 2.42%, 07/01/2030 (z)	791
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.00%, 08/15/2019	50

		841

	Total Texas	12,949

	Utah — 1.6%
	General Obligation — 0.1%
145	State of Utah, Series A, GO, 5.00%, 07/01/2020	162

	Hospital — 1.2%
1,050	City of Murray, IHC Health Services , Inc., Series D, Rev., VRDO, 0.81%, 09/01/2017 (z)	1,050
2,000	County of Utah Hospital, IHC Health Services, Inc., Series C, Rev., VRDO, 0.77%, 09/07/2017 (z)	2,000

		3,050

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
800	Emery County, Pollution Control, Pacificorp Projects, Rev., VRDO, LOC: Canadian Imperial Bank of Commerce, 0.77%, 09/07/2017 (z)	800

	Prerefunded — 0.0% (g)
25	Weber Basin, Utah Water Conservancy District, Series A, Rev., AMBAC, 5.25%, 10/01/2017 (p)	25

	Total Utah	4,037

	Vermont — 1.9%
	Certificate of Participation/Lease — 0.2%
360	City of Burlington, Lakeview Garage Project, Series A, COP, 4.00%, 12/01/2017	362

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	37

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Education — 0.4%
725	Vermont Student Assistance Corp., Series A, Rev., AMT, 5.00%, 06/15/2022	818
188	Vermont Student Assistance Corp., Education Loan, Series B, Class A-1, Rev., (3 Month LIBOR + 1.50%), 2.81%, 10/02/2017 (aa)	189

		1,007

	Housing — 1.3%
175	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 02/01/2026	182
	Vermont Housing Finance Agency, Multiple Purpose,
410	Series A, Rev., AMT, 4.00%, 11/01/2046	445
1,500	Series A, Rev., AMT, 4.00%, 11/01/2047	1,628
975	Series B, Rev., AMT, 4.13%, 11/01/2042	1,006

		3,261

	Total Vermont	4,630

	Virginia — 0.9%
	Education — 0.6%
1,570	Virginia Small Business Financing Authority, University Real Estate Foundation, Series 2008, Rev., VRDO, LOC: Bank of America NA, 0.76%, 09/01/2017 (z)	1,570

	Hospital — 0.1%
335	Industrial Development Authority of Loudoun County, Howard Medical Institute, Series A, Rev., VRDO, 0.76%, 09/07/2017 (z)	335

	Other Revenue — 0.1%
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
90	Series B, Rev., 5.00%, 11/01/2023	104
50	Series B, Rev., 5.00%, 11/01/2026	58

		162

	Prerefunded — 0.1%
185	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.00%, 11/01/2021 (p)	214

	Total Virginia	2,281

	Washington — 0.8%
	General Obligation — 0.1%
75	Bellevue School District No. 405, King County, Series 2011, GO, 5.00%, 12/01/2017	76
100	State of Washington, Various Purpose, Series D, GO, 5.00%, 02/01/2020	110

		186

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — 0.4%
465	Washington Housing Finance Commission, Single-Family Program, Series 2A-R, Rev., AMT, 3.50%, 12/01/2046	491
505	Washington State Housing Finance Commission, Homeownership Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/01/2032	528

		1,019

	Prerefunded — 0.0% (g)
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.00%, 07/15/2018 (p)	104

	Transportation — 0.1%
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.50%, 12/01/2019	119

	Utility — 0.2%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.50%, 07/01/2026	398
50	City of Tacoma, Solid Waste, Rev., 5.00%, 12/01/2017	50

		448

	Total Washington	1,876

	Wisconsin — 0.8%
	Education — 0.8%
1,970	Wisconsin Health & Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Inc., Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	1,970

	General Obligation — 0.0% (g)
95	County of Milwaukee, Corporate Purpose, Series A, GO, 2.00%, 10/01/2017	95

	Total Wisconsin	2,065

	Wyoming — 0.3%
	Hospital — 0.3%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.00%, 05/01/2018	637

	Housing — 0.0% (g)
85	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.00%, 06/01/2032	86

	Total Wyoming	723

	Total Municipal Bonds (Cost $220,399)	221,944

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 0.2%
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
6,871	Amplify Energy Corp. (a) (bb)	65
2,964	Bonanza Creek Energy, Inc. (a)	77
2,292	Chaparral Energy, Inc. (a)	46
10,704	Chaparral Energy, Inc., Class A (a)	214

	Total Common Stocks (Cost $530)	402

PRINCIPAL AMOUNT
Loan Assignments — 0.4% (cc)
	Consumer Discretionary — 0.1%
	Distributors — 0.0% (g)
61	Univar USA, Inc., Term B-2 Loan, (1 Month LIBOR + 2.75%), 3.99%, 07/01/2022 (aa)	61

	Media — 0.1%
82	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, (1 Month LIBOR + 3.25%), 4.49%, 08/18/2023 (aa)	83
59	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, (1 Month LIBOR + 7.50%), 8.74%, 08/18/2024 (aa)	60

		143

	Specialty Retail — 0.0% (g)
30	Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, (3 Month LIBOR + 3.00%), 4.31%, 01/26/2023 (aa)	25

	Total Consumer Discretionary	229

	Energy — 0.2%
	Energy Equipment & Services — 0.1%
104	Vistra Operations Co. LLC, Term Loan B-2, (1 Month LIBOR + 2.75%), 3.98%, 12/14/2023 (aa)	105

	Oil, Gas & Consumable Fuels — 0.1%
105	Exco Resources, Inc., 1st Lien Term Loan A, (3 Month LIBOR + 15.00%), 15.00%, 10/26/2020 (aa)	73
234	Gulf Finance LLC, 1st Lien Term Loan B, (3 Month LIBOR + 5.25%), 6.55%, 08/25/2023 (aa)	211

		284

	Total Energy	389

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Industrials — 0.1%
		Marine — 0.1%
196		American Commercial Lines, Inc., Term Loan B, (1 Month LIBOR + 8.75%), 9.99%, 11/12/2020 (aa)	155

		Information Technology — 0.0% (g)
		Software — 0.0% (g)
24		Rackspace Hosting, Inc., 1st Lien Term Loan B, (LIBOR + 3.00%), 4.31%, 11/03/2023 (aa)	24
69		Synchronoss Technologies, Inc., 1st Lien Term B Loan, (3 Month LIBOR + 2.75%), 5.76%, 01/19/2024 (aa)	68

		Total Information Technology	92

		Total Loan Assignments (Cost $951)	865

NUMBER OF WARRANTS
Warrants — 0.0%
		Industrials — 0.0%
		Road & Rail — 0.0%
—	(h)	Jack Cooper Enterprises, Inc., expiring 10/29/2027 (Strike Price $1.00) (a) (bb) (Cost $—)	—

PRINCIPAL AMOUNT
Short-Term Investments — 0.1%
		U.S. Treasury Obligation — 0.1%
215		U.S. Treasury Bills, 1.09%, 12/07/2017 (n)	215

SHARES
		Investment Company — 0.0% (g)
120		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l)	120

		Total Short-Term Investments (Cost $334)	335

		Total Investments — 99.9% (Cost $243,257)	245,123
		Other Assets in Excess of Liabilities — 0.1%	268

		NET ASSETS — 100.0%	$245,391

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	39

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of August 31, 2017:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
U.S. Treasury 2 Year Note	(2)	12/2017	USD	(433)	—	(h)
U.S. Treasury 5 Year Note	(5)	12/2017	USD	(592)	1
U.S. Treasury 10 Year Note	(6)	12/2017	USD	(762)	1

					2

Over the Counter (“OTC”) Credit Default Swap contracts outstanding — buy protection (1) as of August 31, 2017:

REFERENCE ENTITY	FINANCING RATE PAID BY THE FUND (%)	FREQUENCY OF PAYMENTS MADE/RECEIVED	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	05/25/2046	0.50	USD 120	23	(16)	7
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	05/25/2046	0.50	USD 200	60	(48)	12
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.50	USD 100	28	(21)	7
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.50	USD 230	58	(45)	13
Canadian Natural Resources Ltd., 3.45%, 11/15/2021	1.00	Quarterly	Goldman Sachs International	06/20/2022	1.10	USD 110	2	(2)	—
CDX.EM.27-V1	1.00	Quarterly	Barclays Bank plc	06/20/2022	1.81	USD 340	15	(2)	13
CDX.EM.27-V1	1.00	Quarterly	Citibank, NA	06/20/2022	1.81	USD 350	14	(3)	11
CDX.EM.27-V1	1.00	Quarterly	Citibank, NA	06/20/2022	1.81	USD 1,360	65	(20)	45
Chesapeake Energy Corp., 6.63%, 08/15/20	5.00	Quarterly	Barclays Bank plc	06/20/2022	9.01	USD 40	1	4	5
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	05/11/2063	2.96	USD 150	(3)	9	6
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	05/11/2063	2.96	USD 150	(1)	7	6
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	2.96	USD 150	(3)	9	6
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	2.96	USD 150	(2)	9	7
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	05/11/2063	2.96	USD 150	(2)	9	7
Devon Energy Corp., 7.95%, 04/15/2032	1.00	Quarterly	Barclays Bank plc	06/20/2022	1.26	USD 30	1	(1)	—
Devon Energy Corp., 7.95%, 04/15/2032	1.00	Quarterly	Goldman Sachs International	06/20/2022	1.26	USD 70	1	—	1
Nabors Industries, Inc., 6.15%, 01/15/18	1.00	Quarterly	Citibank, NA	06/20/2022	4.29	USD 80	6	5	11
Republic of Turkey, 11.88%, 01/15/2030	1.00	Quarterly	BNP Paribas	06/20/2022	1.60	USD 1,050	71	(45)	26

							334	(151)	183

Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.22	USD 109	(13)	10	(3)
Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.22	USD 70	(8)	6	(2)
Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.22	USD 74	(10)	8	(2)
Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Credit Suisse International	12/20/2017	0.22	USD 150	(16)	13	(3)
Beazer Homes USA, Inc., 9.13%, 05/15/2019	5.00	Quarterly	Citibank, NA	12/20/2017	0.23	USD 50	(2)	1	(1)
CIT Group, Inc., 5.25%, 03/15/2018	5.00	Quarterly	Barclays Bank plc	06/20/2018	0.11	USD 73	(3)	(2)	(5)
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Barclays Bank plc	06/20/2022	0.57	USD 1,400	(2)	(29)	(31)

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

REFERENCE ENTITY	FINANCING RATE PAID BY THE FUND (%)	FREQUENCY OF PAYMENTS MADE/RECEIVED	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Springleaf Finance Corp., 6.90%, 12/15/2017	5.00	Quarterly	Barclays Bank plc	09/20/2017	0.42	USD 100	(8)	7	(1)
Standard Chartered Bank, 5.88%, 09/26/2017	1.00	Quarterly	BNP Paribas	06/20/2022	0.73	EUR 140	4	(6)	(2)
United Mexican States, 5.95%, 03/19/2019	1.00	Quarterly	Barclays Bank plc	06/20/2022	1.01	USD 1,230	31	(33)	(2)

							(27)	(25)	(52)

							307	(176)	131

Centrally Cleared Credit Default Swap contracts outstanding — buy protection (1) as of August 31, 2017:

REFERENCE ENTITY	FINANCING RATE PAID BY THE FUND (%)	FREQUENCY OF PAYMENTS MADE/RECEIVED	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.28-V1	5.00	Quarterly	06/20/2022	3.27	USD 530	(38)	(6)	(44)
CDX.NA.IG.28-V1	1.00	Quarterly	06/20/2022	0.58	USD 1,760	(26)	(11)	(37)
iTraxx Europe 27.1	1.00	Quarterly	06/20/2022	0.55	EUR 870	(11)	(13)	(24)

						(75)	(30)	(105)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total Return Swap contracts outstanding as of August 31, 2017:

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	FREQUENCY OF PAYMENTS MADE/RECEIVED	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
iBoxx USD Liquid High Yield Index	Increases in total return of index	3 Month USD LIBOR and decreases in total return of index	Quarterly	Morgan Stanley	09/20/2017	USD 350	15

							15

Summary of total swap contracts outstanding as of August 31, 2017:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding — buy protection	334	183
OTC Total return swap contracts outstanding	—	15

Total OTC swap contracts outstanding	334	198

Liabilities
OTC Credit default swap contracts outstanding — buy protection	(27)	(52)

Total OTC swap contracts outstanding	(27)	(52)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	41

J.P. Morgan Tax Aware Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

ABX	— Asset-Backed Securities Index
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CDX	— Credit Default Swap Index
CHESLA	— Connecticut Higher Education Supplemental Loan Authority
CMBX	— Commercial Mortgage-Backed Securities Index
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
CSMC	— Credit Suisse Mortgage Trust
EDA	— Economic Development Authority
EUR	— Euro
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
GRAN	— Grant Revenue Anticipation Notes
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2017.
TRAN	— Tax & Revenue Anticipation Note
USD	— United States Dollar
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2017.
XLCA	— Insured by XL Capital Assurance
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(l)	— The rate shown is the current yield as of August 31, 2017.
(n)	— The rate shown is the effective yield as of August 31, 2017.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2017.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2017.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	43

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$95,390	$245,003
Investments in affiliates, at value	4,467	120
Foreign currency, at value	—	3
Deposits at broker for centrally cleared swaps	—	220
Receivables:
Investment securities sold	550	728
Investment securities sold — delayed delivery securities	25	215
Fund shares sold	56	93
Interest and dividends from non-affiliates	958	1,568
Dividends from affiliates	5	—	(a)
Outstanding swap contracts, at value (net upfront payments of $334)	—	198

Total Assets	101,451	248,148

LIABILITIES:
Payables:
Due to custodian	440	93
Investment securities purchased — delayed delivery securities	—	2,156
Fund shares redeemed	95	197
Variation margin on futures contracts	—	2
Variation margin on centrally cleared swaps (net upfront receipts of $75)	—	2
Outstanding swap contracts, at value (net upfront receipts of $27)	—	52
Accrued liabilities:
Investment advisory fees	6	19
Distribution fees	20	19
Service fees	14	52
Custodian and accounting fees	15	40
Collateral management fees	—	7
Audit fees	52	70
Other	4	48

Total Liabilities	646	2,757

Net Assets	$100,805	$245,391

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
NET ASSETS:
Paid-in-Capital	$97,768	$246,825
Accumulated undistributed (distributions in excess of) net investment income	(15)	25
Accumulated net realized gains (losses)	(513)	(3,138)
Net unrealized appreciation (depreciation)	3,565	1,679

Total Net Assets	$100,805	$245,391

Net Assets:
Class A	$35,028	$60,653
Class C	19,801	8,390
Class I (formerly Select Class)	45,976	176,348

Total	$100,805	$245,391

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	3,176	5,956
Class C	1,799	833
Class I (formerly Select Class)	4,169	17,316

Net Asset Value (a):
Class A — Redemption price per share	$11.03	$10.18
Class C— Offering price per share (b)	11.01	10.07
Class I (formerly Select Class) — Offering and redemption price per share	11.03	10.18
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.46	$10.58

Cost of investments in non-affiliates	$91,825	$243,137
Cost of investments in affiliates	4,467	120
Cost of foreign currency	—	1

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	45

STATEMENTS OF OPERATIONS

FOR THE SIX MONTH ENDED AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,541	$2,993
Interest income from affiliates	— (a)	1
Dividend income from non-affiliates	—	84
Dividend income from affiliates	22	— (a)

Total investment income	1,563	3,078

EXPENSES:
Investment advisory fees	173	489
Administration fees	40	100
Distribution fees:
Class A	44	81
Class C	76	36
Service fees:
Class A	44	81
Class C	25	12
Class I (formerly Select Class)	54	212
Custodian and accounting fees	41	85
Interest expense to affiliates	—	— (a)
Professional fees	45	62
Collateral management fees	—	22
Trustees’ and Chief Compliance Officer’s fees	13	13
Printing and mailing costs	7	18
Registration and filing fees	20	33
Transfer agency fees (See Note 2.G.)	4	3
Sub-transfer agency fees (See Note 2.G.)	4	3
Other	4	4

Total expenses	594	1,254

Less fees waived	(250)	(526)

Net expenses	344	728

Net investment income (loss)	1,219	2,350

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(107)	(1,169)
Investments in affiliates	—	— (a)
Futures	—	(30)
Foreign currency transactions	—	(2)
Swaps	—	(48)

Net realized gain (loss)	(107)	(1,249)

Distributions of capital gains received from investment company non-affiliates	—	— (a)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,016	2,606
Futures	—	5
Foreign currency translations	—	4
Swaps	—	(173)

Change in net unrealized appreciation/depreciation	2,016	2,442

Net realized/unrealized gains (losses)	1,909	1,193

Change in net assets resulting from operations	$3,128	$3,543

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,219	$2,852	$2,350	$4,659
Net realized gain (loss)	(107)	154	(1,249)	(465)
Distributions of capital gains received from investment company non-affiliates	—	—	—	— (a)
Change in net unrealized appreciation/depreciation	2,016	(1,830)	2,442	791

Change in net assets resulting from operations	3,128	1,176	3,543	4,985

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(452)	(1,224)	(625)	(1,284)
Class C
From net investment income	(211)	(498)	(68)	(113)
Class I (formerly Select Class)
From net investment income	(591)	(1,147)	(1,846)	(3,051)

Total distributions to shareholders	(1,254)	(2,869)	(2,539)	(4,448)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,074)	(18,994)	2,459	(126,419)

NET ASSETS:
Change in net assets	800	(20,687)	3,463	(125,882)
Beginning of period	100,005	120,692	241,928	367,810

End of period	$100,805	$100,005	$245,391	$241,928

Accumulated undistributed (distributions in excess of) net investment income	$(15)	$20	$25	$214

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	47

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,009	$9,091	$5,889	$30,315
Distributions reinvested	436	1,169	454	995
Cost of shares redeemed	(14,663)	(14,667)	(12,037)	(51,485)

Change in net assets resulting from Class A capital transactions	$(9,218)	$(4,407)	$(5,694)	$(20,175)

Class C
Proceeds from shares issued	$832	$2,901	$606	$1,506
Distributions reinvested	196	462	55	90
Cost of shares redeemed	(2,476)	(6,588)	(2,604)	(6,715)

Change in net assets resulting from Class C capital transactions	$(1,448)	$(3,225)	$(1,943)	$(5,119)

Class I (formerly Select Class)
Proceeds from shares issued	$17,047	$15,001	$43,000	$63,434
Distributions reinvested	476	840	898	1,658
Cost of shares redeemed	(7,931)	(27,203)	(33,802)	(166,217)

Change in net assets resulting from Class I capital transactions	$9,592	$(11,362)	$10,096	$(101,125)

Total change in net assets resulting from capital transactions	$(1,074)	$(18,994)	$2,459	$(126,419)

SHARE TRANSACTIONS:
Class A
Issued	460	826	581	2,986
Reinvested	40	107	45	98
Redeemed	(1,358)	(1,333)	(1,186)	(5,082)

Change in Class A Shares	(858)	(400)	(560)	(1,998)

Class C
Issued	76	264	60	150
Reinvested	18	42	6	9
Redeemed	(228)	(602)	(260)	(669)

Change in Class C Shares	(134)	(296)	(194)	(510)

Class I (formerly Select Class)
Issued	1,570	1,363	4,233	6,240
Reinvested	43	76	88	163
Redeemed	(726)	(2,483)	(3,328)	(16,404)

Change in Class I Shares	887	(1,044)	993	(10,001)

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	49

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Aware High Income Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.82	$0.14	$0.21	$0.35	$(0.14)	$—	$(0.14)
Year Ended February 28, 2017	10.99	0.29	(0.17)	0.12	(0.29)	—	(0.29)
Year Ended February 29, 2016	11.03	0.29	(0.04)	0.25	(0.29)	—	(0.29)
Year Ended February 28, 2015	10.78	0.28	0.24	0.52	(0.27)	—	(0.27)
Year Ended February 28, 2014	11.08	0.29	(0.30)	(0.01)	(0.29)	—	(0.29)
Year Ended February 28, 2013	10.90	0.33	0.17	0.50	(0.31)	(0.01)	(0.32)

Class C
Six Months Ended August 31, 2017 (Unaudited)	10.80	0.11	0.22	0.33	(0.12)	—	(0.12)
Year Ended February 28, 2017	10.97	0.23	(0.17)	0.06	(0.23)	—	(0.23)
Year Ended February 29, 2016	11.01	0.23	(0.03)	0.20	(0.24)	—	(0.24)
Year Ended February 28, 2015	10.76	0.22	0.25	0.47	(0.22)	—	(0.22)
Year Ended February 28, 2014	11.06	0.24	(0.31)	(0.07)	(0.23)	—	(0.23)
Year Ended February 28, 2013	10.88	0.27	0.18	0.45	(0.26)	(0.01)	(0.27)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	10.82	0.14	0.22	0.36	(0.15)	—	(0.15)
Year Ended February 28, 2017	10.99	0.30	(0.17)	0.13	(0.30)	—	(0.30)
Year Ended February 29, 2016	11.03	0.30	(0.04)	0.26	(0.30)	—	(0.30)
Year Ended February 28, 2015	10.78	0.29	0.24	0.53	(0.28)	—	(0.28)
Year Ended February 28, 2014	11.08	0.30	(0.30)	— (f)	(0.30)	—	(0.30)
Year Ended February 28, 2013	10.89	0.34	0.18	0.52	(0.32)	(0.01)	(0.33)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.03	3.28%	$35,028	0.64%	2.52%	1.21%	13%
10.82	1.07	43,639	0.64	2.59	1.23	16
10.99	2.32	48,716	0.65	2.61	1.18	19
11.03	4.89	47,319	0.65	2.53	1.22	10
10.78	(0.06)	42,508	0.65	2.72	1.26	24
11.08	4.60	38,594	0.64	2.96	1.24	13

11.01	3.03	19,801	1.14	2.02	1.71	13
10.80	0.58	20,864	1.14	2.09	1.73	16
10.97	1.80	24,452	1.15	2.11	1.70	19
11.01	4.36	23,002	1.15	2.03	1.72	10
10.76	(0.58)	20,223	1.15	2.22	1.76	24
11.06	4.14	28,424	1.14	2.46	1.74	13

11.03	3.34	45,976	0.54	2.61	0.95	13
10.82	1.17	35,502	0.54	2.68	0.97	16
10.99	2.42	47,524	0.55	2.71	0.93	19
11.03	4.99	51,738	0.55	2.63	0.97	10
10.78	0.05	31,575	0.55	2.82	1.01	24
11.08	4.81	23,899	0.54	3.10	1.00	13

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	51

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Aware Income Opportunities Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.14	$0.09	(e)	$0.05	$0.14	$(0.10)	$—	$(0.10)
Year Ended February 28, 2017	10.12	0.16	(e)	0.02	0.18	(0.16)	—	(0.16)
Year Ended February 29, 2016	10.27	0.13	(e)	(0.11)	0.02	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.27	0.05		(0.01)	0.04	(0.02)	(0.02)	(0.04)
Year Ended February 28, 2014	10.32	0.04		0.01	0.05	(0.04)	(0.06)	(0.10)
Year Ended February 28, 2013	10.18	0.06		0.17	0.23	(0.06)	(0.03)	(0.09)

Class C
Six Months Ended August 31, 2017 (Unaudited)	10.03	0.06	(e)	0.05	0.11	(0.07)	—	(0.07)
Year Ended February 28, 2017	10.00	0.10	(e)	0.02	0.12	(0.09)	—	(0.09)
Year Ended February 29, 2016	10.16	0.07	(e)	(0.13)	(0.06)	(0.10)	—	(0.10)
Year Ended February 28, 2015	10.20	(0.03)		0.01	(0.02)	—	(0.02)	(0.02)
Year Ended February 28, 2014	10.28	(0.02)		— (f)	(0.02)	— (f)	(0.06)	(0.06)
Year Ended February 28, 2013	10.16	—	(f)	0.16	0.16	(0.01)	(0.03)	(0.04)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	10.14	0.10	(e)	0.05	0.15	(0.11)	—	(0.11)
Year Ended February 28, 2017	10.12	0.17	(e)	0.02	0.19	(0.17)	—	(0.17)
Year Ended February 29, 2016	10.27	0.14	(e)	(0.11)	0.03	(0.18)	—	(0.18)
Year Ended February 28, 2015	10.27	0.05		— (f)	0.05	(0.03)	(0.02)	(0.05)
Year Ended February 28, 2014	10.32	0.05		0.01	0.06	(0.05)	(0.06)	(0.11)
Year Ended February 28, 2013	10.18	0.07		0.17	0.24	(0.07)	(0.03)	(0.10)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.18	1.37%	$60,653	0.75%	1.77%	1.18%	52%
10.14	1.74	66,084	0.75	1.55	1.19	116
10.12	0.17	86,124	0.75	1.30	1.13	133
10.27	0.40	112,551	0.75	0.43	1.13	246
10.27	0.45	124,187	0.76	0.40	1.16	186
10.32	2.23	101,867	0.75	0.63	1.20	309

10.07	1.13	8,390	1.25	1.28	1.70	52
10.03	1.23	10,298	1.35	0.95	1.70	116
10.00	(0.58)	15,371	1.40	0.66	1.65	133
10.16	(0.22)	17,134	1.40	(0.22)	1.63	246
10.20	(0.18)	18,813	1.41	(0.25)	1.66	186
10.28	1.49	17,682	1.40	(0.01)	1.70	309

10.18	1.50	176,348	0.50	2.02	0.93	52
10.14	1.89	165,546	0.60	1.71	0.95	116
10.12	0.29	266,315	0.65	1.40	0.89	133
10.27	0.47	327,322	0.65	0.53	0.88	246
10.27	0.55	293,606	0.66	0.45	0.90	186
10.32	2.32	120,271	0.65	0.72	0.95	309

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	53

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Tax Aware High Income Fund	Class A, Class C and Class I*	Diversified
Tax Aware Income Opportunities Fund	Class A, Class C and Class I*	Diversified

*	Effective April 3, 2017, Select Class was renamed Class I.

The investment objective of Tax Aware High Income Fund is to seek to provide a high level of after-tax income from a portfolio of fixed income investments.

The investment objective of Tax Aware Income Opportunities Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Beginning on November 14, 2017, Class C Shares will automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency (through April 2, 2017), distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective April 3, 2017 sub-transfer agency and shareholder servicing fees were consolidated into a single service fee.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in

54	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds, (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Tax Aware High Income Fund and Tax Aware Income Opportunities Fund at August 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Tax Aware High Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Utility	$—	$598	$—	$598

Alaska
Housing	—	81	—	81
Industrial Development Revenue/Pollution Control Revenue	—	362	—	362

Total Alaska	—	443	—	443

Arizona
Education	—	310	—	310
Utility	—	251	—	251

Total Arizona	—	561	—	561

California
Education	—	136	—	136
General Obligation	—	531	—	531
Hospital	—	1,463	—	1,463
Industrial Development Revenue/Pollution Control Revenue	—	261	—	261
Transportation	—	1,458	—	1,458
Utility	—	573	—	573

Total California	—	4,422	—	4,422

Colorado
Hospital	—	1,105	—	1,105
Housing	—	15	—	15
Utility	—	133	—	133

Total Colorado	—	1,253	—	1,253

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	55

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Connecticut
Education	$—	$1,214	$—	$1,214
Housing	—	180	—	180

Total Connecticut	—	1,394	—	1,394

Delaware
Housing	—	350	—	350

District of Columbia
Transportation	—	1,911	—	1,911

Florida
Certificate of Participation/Lease	—	1,796	—	1,796
Education	—	569	—	569
Hospital	—	1,990	—	1,990
Housing	—	201	—	201
Industrial Development Revenue/Pollution Control Revenue	—	1,081	—	1,081
Prerefunded	—	82	—	82
Transportation	—	2,148	—	2,148
Utility	—	1,634	—	1,634

Total Florida	—	9,501	—	9,501

Georgia
Hospital	—	517	—	517
Housing	—	433	—	433
Other Revenue	—	295	—	295
Transportation	—	544	—	544

Total Georgia	—	1,789	—	1,789

Guam
Water & Sewer	—	1,146	—	1,146

Idaho
Housing	—	444	—	444

Illinois
General Obligation	—	1,021	—	1,021
Hospital	—	869	—	869
Housing	—	739	—	739
Other Revenue	—	341	—	341
Transportation	—	534	—	534
Water & Sewer	—	187	—	187

Total Illinois	—	3,691	—	3,691

Indiana
Education	—	1,151	—	1,151
Hospital	—	1,338	—	1,338
Housing	—	100	—	100
Industrial Development Revenue/Pollution Control Revenue	—	1,807	—	1,807
Water & Sewer	—	289	—	289

Total Indiana	—	4,685	—	4,685

Iowa
Housing	—	10	—	10

Kentucky
Housing	—	10	—	10

Louisiana
Hospital	—	1,131	—	1,131
Housing	—	72	—	72
Transportation	—	415	—	415
Water & Sewer	—	453	—	453

Total Louisiana	—	2,071	—	2,071

56	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Maine
Education	$—	$320	$—	$320
Housing	—	961	—	961
Prerefunded	—	30	—	30

Total Maine	—	1,311	—	1,311

Maryland
Housing	—	546	—	546
Special Tax	—	455	—	455
Transportation	—	100	—	100

Total Maryland	—	1,101	—	1,101

Massachusetts
Education	—	2,011	—	2,011
Housing	—	967	—	967
Other Revenue	—	95	—	95
Transportation	—	1,829	—	1,829
Water & Sewer	—	1,369	—	1,369

Total Massachusetts	—	6,271	—	6,271

Michigan
Education	—	1,152	—	1,152
Industrial Development Revenue/Pollution Control Revenue	—	181	—	181
Transportation	—	456	—	456

Total Michigan	—	1,789	—	1,789

Minnesota
Hospital	—	201	—	201
Housing	—	1,328	—	1,328

Total Minnesota	—	1,529	—	1,529

Mississippi
Other Revenue	—	336	—	336

Missouri
General Obligation	—	285	—	285
Housing	—	914	—	914
Transportation	—	498	—	498

Total Missouri	—	1,697	—	1,697

Montana
Housing	—	230	—	230
Transportation	—	107	—	107

Total Montana	—	337	—	337

Nebraska
General Obligation	—	731	—	731
Utility	—	402	—	402

Total Nebraska	—	1,133	—	1,133

New Hampshire
Education	—	384	—	384
Housing	—	94	—	94

Total New Hampshire	—	478	—	478

New Jersey
Education	—	1,087	—	1,087
Industrial Development Revenue/Pollution Control Revenue	—	501	—	501
Other Revenue	—	1,156	—	1,156
Transportation	—	444	—	444

Total New Jersey	—	3,188	—	3,188

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Mexico
Housing	$—	$150	$—	$150
Other Revenue	—	439	—	439

Total New Mexico	—	589	—	589

New York
Education	—	256	—	256
Housing	—	1,543	—	1,543
Other Revenue	—	1,789	—	1,789
Special Tax	—	566	—	566
Transportation	—	1,779	—	1,779
Water & Sewer	—	2,395	—	2,395

Total New York	—	8,328	—	8,328

North Dakota
Housing	—	277	—	277
Utility	—	224	—	224

Total North Dakota	—	501	—	501

Ohio
Education	—	418	—	418
General Obligation	—	288	—	288
Hospital	—	516	—	516
Housing	—	145	—	145
Prerefunded	—	445	—	445
Utility	—	587	—	587

Total Ohio	—	2,399	—	2,399

Oklahoma
Transportation	—	842	—	842
Water & Sewer	—	594	—	594

Total Oklahoma	—	1,436	—	1,436

Oregon
Education	—	572	—	572
General Obligation	—	235	—	235
Housing	—	263	—	263
Prerefunded	—	122	—	122

Total Oregon	—	1,192	—	1,192

Pennsylvania
Education	—	174	—	174
Housing	—	419	—	419
Transportation	—	387	—	387

Total Pennsylvania	—	980	—	980

Rhode Island
Education	—	683	—	683
Transportation	—	284	—	284

Total Rhode Island	—	967	—	967

South Carolina
Education	—	602	—	602
Housing	—	109	—	109
Transportation	—	866	—	866

Total South Carolina	—	1,577	—	1,577

South Dakota
Education	—	567	—	567
Housing	—	112	—	112

Total South Dakota	—	679	—	679

58	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Tennessee
Housing	$—	$248	$—	$248
Other Revenue	—	130	—	130
Utility	—	853	—	853

Total Tennessee	—	1,231	—	1,231

Texas
Education	—	888	—	888
General Obligation	—	548	—	548
Housing	—	110	—	110
Industrial Development Revenue/Pollution Control Revenue	—	613	—	613
Prerefunded	—	1,290	—	1,290
Transportation	—	2,363	—	2,363
Water & Sewer	—	2,016	—	2,016

Total Texas	—	7,828	—	7,828

Utah
Other Revenue	—	638	—	638
Water & Sewer	—	574	—	574

Total Utah	—	1,212	—	1,212

Vermont
Education	—	868	—	868
Housing	—	1,504	—	1,504

Total Vermont	—	2,372	—	2,372

Virginia
Industrial Development Revenue/Pollution Control Revenue	—	253	—	253
Prerefunded	—	81	—	81

Total Virginia	—	334	—	334

Washington
Hospital	—	446	—	446
Housing	—	614	—	614

Total Washington	—	1,060	—	1,060

West Virginia
Hospital	—	586	—	586

Wisconsin
Education	—	583	—	583
Prerefunded	—	328	—	328

Total Wisconsin	—	911	—	911

Wyoming
Hospital	—	383	—	383
Housing	—	30	—	30

Total Wyoming	—	413	—	413

Total Municipal Bonds	—	88,044	—	88,044

Common Stocks
Energy	—	1	23	24

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Consumer Discretionary	—	1,766	—	1,766
Consumer Staples	—	817	—	817
Energy	—	1,170	—	1,170
Health Care	—	487	—	487
Industrials	—	187	—	187
Information Technology	—	1,428	—	1,428
Materials	—	218	—	218
Telecommunication Services	—	252	—	252
Utilities	—	996	—	996

Total Loan Assignments	—	7,321	—	7,321

Warrants
Energy	$1	$—	$—	$1
Short-Term Investment
Investment Company	4,467	—	—	4,467
Total Investments in Securities	$4,468	$95,366	$23	$99,857

Tax Aware Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$383	$5,492	$5,875
Collateralized Mortgage Obligations	—	4,120	305	4,425
Commercial Mortgage-Backed Securities	—	—	1,633	1,633
Convertible Bonds
Energy	—	268	—	268
Telecommunication Services	—	130	—	130

Total Convertible Bonds	—	398	—	398

Corporate Bonds
Consumer Discretionary	—	1,267	—	1,267
Consumer Staples	—	692	—	692
Energy	—	701	—	701
Financials	—	848	—	848
Health Care	—	703	—	703
Industrials	—	509	—	509
Information Technology	—	416	—	416
Materials	—	330	—	330
Telecommunication Services	—	1,386	—	1,386
Utilities	—	78	—	78

Total Corporate Bonds	—	6,930	—	6,930

60	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Municipal Bonds
Alabama	$—	$564	$—	$564
Alaska	—	2,989	—	2,989
Arizona	—	680	—	680
California	—	17,880	—	17,880
Colorado	—	3,136	—	3,136
Connecticut	—	5,602	—	5,602
Delaware	—	758	—	758
District of Columbia	—	2,737	—	2,737
Florida	—	8,509	—	8,509
Georgia	—	3,539	—	3,539
Illinois	—	11,921	—	11,921
Indiana	—	13,637	—	13,637
Iowa	—	1,734	—	1,734
Kansas	—	946	—	946
Kentucky	—	3,353	—	3,353
Louisiana	—	1,776	—	1,776
Maine	—	1,293	—	1,293
Maryland	—	2,306	—	2,306
Massachusetts	—	8,620	—	8,620
Michigan	—	10,560	—	10,560
Minnesota	—	8,593	—	8,593
Mississippi	—	828	—	828
Missouri	—	5,431	—	5,431
Montana	—	656	—	656
Nevada	—	129	—	129
New Hampshire	—	1,788	—	1,788
New Jersey	—	4,129	—	4,129
New Mexico	—	620	—	620
New York	—	21,898	—	21,898
North Carolina	—	11,175	—	11,175
North Dakota	—	1,990	—	1,990
Ohio	—	3,743	—	3,743
Oklahoma	—	159	—	159
Oregon	—	7,675	—	7,675
Pennsylvania	—	13,144	—	13,144
Rhode Island	—	598	—	598
South Carolina	—	5,029	—	5,029
South Dakota	—	1,637	—	1,637
Tennessee	—	1,621	—	1,621
Texas	—	12,949	—	12,949
Utah	—	4,037	—	4,037
Vermont	—	4,630	—	4,630
Virginia	—	2,281	—	2,281
Washington	—	1,876	—	1,876
Wisconsin	—	2,065	—	2,065
Wyoming	—	723	—	723

Total Municipal Bonds	—	221,944	—	221,944

Common Stocks
Energy	337	—	65	402

Loan Assignments
Consumer Discretionary	—	229	—	229
Energy	—	389	—	389
Industrials	—	155	—	155
Information Technology	—	92	—	92

Total Loan Assignments	—	865	—	865

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Closed End Funds	$2,316	$—	$—		$2,316
Warrants
Industrials	—	—	—	(a)	—
Short-Term Investments
Investment Company	120	—	—		120
U.S. Treasury Obligation	—	215	—		215
Total Short-Term Investments	120	215	—		335
Total Investments in Securities	$2,773	$234,855	$7,495		$245,123
Appreciation in Other Financial Instruments
Futures Contracts	$2	$—	$—		$2
Swaps	—	112	—		112
Total Appreciation in Other Financial Instruments	$2	$112	$—		$114
Depreciation in Other Financial Instruments
Swaps	$—	$(303)	$—		$(303)

JPMorgan Tax Aware High Income Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities
Corporate Bond — Materials	$—	(a)	$(20)	$20		$—		$—	$— (a)	$—	$—	$—
Municipal Bond — New York	500		—	—	(a)	—		—	(500)	—	—	—
Preferred Stock — Materials	—	(b)	(10)	10		—		—	—	—	—	—
Common Stocks — Energy	12		—	11		—		—	—	—	—	23
Common Stocks — Materials	—	(b)	— (a)	—	(a)	—		—	—	—	—	—
Loan Assignment — Consumer Discretionary	50		— (a)	—	(a)	—	(a)	—	(50)	—	—	—

	$562		$(30)	$41		$—		$—	$(550)	$—	$—	$23

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no transfers between level 1 and level 2 during the six months ended August 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Tax Aware Income Opportunities Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities
Asset-Backed Securities	$8,565	$(11)	$312	$60	$132	$(3,868)	$302	$—	$5,492
Collateralized Mortgage Obligations	287	—	(4)	(1)	328	(18)	—	(287)	305
Commercial Mortgage-Backed Securities	1,584	—	19	2	28	—	—	—	1,633
Common Stock — Energy	—	—	(41)	—	106	—	—	—	65
Warrant — Industrials	—	—	—	—	—	—	—	—	—	(a)

	$10,436	$(11)	$286	$61	$594	$(3,886)	$302	$(287)	$7,495

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the year.

Transfers between from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended August 31, 2017.

62	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

The change in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2017, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Value
Tax Aware High Income Fund	$11
Tax Aware Income Opportunities Fund	135

This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Tax Aware Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$5,492	Discounted Cash Flow	Constant Prepayment Rate	0.33% - 100.00% (5.43%)
			Constant Default Rate	0.00% - 8.38% (5.41%)
			Yield (Discount Rate of Cash Flows)	2.28% - 5.52% (4.10%)

Asset-Backed Securities	5,492

	305	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
			Yield (Discount Rate of Cash Flows)	3.93% (3.93%)

Collateralized Mortgage Obligation	305

	1,270	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.17% - 6.37% (5.14%)

Commercial Mortgage-Backed Securities	1,270

	—	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrant	—

Total	$7,067

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At August 31, 2017, the value of these securities was $428,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of August 31, 2017, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Loan Assignments — The Funds may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which they acquired the assignment and the funds may be able to enforce their rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

D. Derivatives — Tax Aware Income Opportunities Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes D(1) — D(3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — Tax Aware Income Opportunities Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — Tax Aware Income Opportunities Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the

64	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — Tax Aware Income Opportunities Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearing house through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral for Over the Counter Swaps.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Tax Aware Income Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

Tax Aware Income Opportunities Fund used return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(4). Summary of Derivatives Information

The following table presents the value of derivatives held as of August 31, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Tax Aware Income Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Centrally Cleared Swaps (b)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2	$—	$—	$2
Credit contracts	Receivables	—	—	198	198

		$2	$—	$198	$200

Gross Liabilities:
Credit contracts	Receivables	$—	$(105)	$(52)	$(157)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2017 (amounts in thousands):

Tax Aware Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due To Counterparty (Not less than zero)
Bank of America N.A.	$7	$—	$—	$7
Barclays Bank plc	36	(36)	—	—
BNP Paribas	26	(2)	—	24
Citibank, N.A.	73	(1)	—	72
Credit Suisse International	20	(3)	—	17
Goldman Sachs International	14	—	—	14
Morgan Stanley	22	—	—	22

	$198	$(42)	$—	$156

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Pledged	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$46	$(36)	$—	$10
BNP Paribas	2	(2)	—	—
Citibank, N.A.	1	(1)	—	—
Credit Suisse International	3	(3)	—	—

	$52	$(42)	$—	$10

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.D.(4). for actual swap collateral received or posted.

66	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2017, by primary underlying risk exposure (amounts in thousands):

Tax Aware Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps	Total
Interest rate contracts	$(30)	$—	$(30)
Credit contracts	—	(48)	(48)

Total	$(30)	$(48)	$(78)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps	Total
Interest rate contracts	$5	$—	$5
Credit contracts	—	(173)	(173)

Total	$5	$(173)	$(168)

Tax Aware Income Opportunities Fund’s derivatives contracts held at August 31, 2017 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The tables below discloses the volume of Tax Aware Income Opportunities Fund’s futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2017 (amounts in thousands). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Tax Aware Income Opportunities Fund
Futures Contracts:
Average Notional Balance Short	$1,710
Ending Notional Balance Short	1,787
Credit Default Swaps:
Average Notional Balance — Buy Protection	11,831
Average Notional Balance — Sell Protection	420	(a)
Ending Notional Balance — Buy Protection	11,608
Total Return Swaps:
Average Notional Balance—Receives Floating rate	350	(b)
Ending Notional Balance—Receives Floating rate	350

(a)	For the period February 1, 2017 through May 31, 2017.
(b)	For the period March 1, 2017 through October 31, 2017.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.G.). Otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund (See Note 3.F.).

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. When Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when issued securities or delayed delivery securities, including To Be Announced (“TBA”) securities and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued delayed delivery, or forward commitment basis is not accrued until the settlement date.

The Funds had when issued securities and delayed delivery securities outstanding as of August 31, 2017, which are shown as Receivable for Investment securities sold-delayed delivery securities and Payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2017 are detailed on the SOIs.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income on the Statement of Operations.

H. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees and sub-transfer agency fees are class-specific expenses, and sub-transfer agency fees were class-specific expenses up through April 2, 2017. Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMorgan Distribution Services, Inc. from the Shareholder Servicing Fee, which has been renamed as the Service Fee. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the six months ended August 31, 2017 are as follows (amounts in thousands):

	Class A	Class C	Class I	Total
Tax Aware High Income Fund
Transfer agency fees	$2	$1	$1	$4
Sub-transfer agency fees	2	1	1	4
Tax Aware Income Opportunities Fund
Transfer agency fees	1	1	1	3
Sub-transfer agency fees	2	1	—	3

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

68	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Tax Aware High Income Fund	0.35%
Tax Aware Income Opportunities Fund	0.40

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2017, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class I Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2017, JPMDS retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Tax Aware High Income Fund	$2	$—
Tax Aware Income Opportunities Fund	2	—

D. Service Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to 0.25% of the average daily net assets of each class.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Tax Aware Income Opportunities Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I
Tax Aware High Income Fund*	0.65%	1.15%	0.55%
Tax Aware Income Opportunities Fund**	0.75	1.25	0.50

*	The expense limitation agreement was in effect for the six months ended August 31, 2017, and is in place until at least June 30, 2018.
**	The expense limitation agreement was in effect for the six months ended August 31, 2017, and is in place until at least October 31, 2018.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

For the six months ended August 31, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total
Tax Aware High Income Fund	$159	$40	$45	$244
Tax Aware Income Opportunities Fund	422	100	3	525

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and JPMDS, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2017 were as follows (amounts in thousands):

Tax Aware High Income Fund	$6
Tax Aware Income Opportunities Fund	1

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2017, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Tax Aware High Income Fund	$12,302	$12,985
Tax Aware Income Opportunities Fund	128,515	124,903

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$96,292	$4,034	$469	3,565
Tax Aware Income Opportunities Fund	243,489	2,975	1,298	1,677

At February 28, 2017 the Funds had net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Tax Aware High Income Fund	$190	$205
Tax Aware Income Opportunities Fund	—	1,604

70	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

6. Borrowing

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2017, or at any time during the six months ended August 31, 2017.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2017, the Funds each had omnibus accounts, which each owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-Affiliated Omnibus Accounts	% of the Fund
Tax Aware High Income Fund	1	12.1%	2	24.2%
Tax Aware Income Opportunities Fund	—	—	3	49.8

Significant shareholder transactions by these shareholders may impact the fund’s performance.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts, TBA securities, and insurance linked securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Fund(s) may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

For the six months ended August 31, 2017, the Funds invested substantially all of their assets in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of August 31, 2017. The adoption had no effect on the Funds’ net assets or results of operations.

72	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2017, and continued to hold your shares at the end of the reporting period, August 31, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1,000.00	$1,032.80	$3.28	0.64%
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class C
Actual	1,000.00	1,030.30	5.83	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class I (formerly Select Class)
Actual	1,000.00	1,033.40	2.77	0.54
Hypothetical	1,000.00	1,022.48	2.75	0.54

Tax Aware Income Opportunities Fund
Class A
Actual	1,000.00	1,013.70	3.81	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	1,011.30	6.34	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I (formerly Select Class)
Actual	1,000.00	1,015.00	2.54	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	73

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2017 at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 16, 2017.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the Funds’ performance, as well as a risk/return assessment of the Funds as compared to the Funds’ objectives and peers in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trust, and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discus-

sing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns

74	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and JPMIM earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee

AUGUST 31, 2017	J.P. MORGAN TAX AWARE FUNDS	75

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Trustees and Adviser determined that the Funds’ Peer Group and/or Universe were less meaningful and the independent consultant prepared an analysis of the Funds across various risk and return metrics including standard deviation, Sharpe ratio, credit quality, and duration compared to customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Tax Aware High Income Fund’s performance for Class A shares was in the first, third and third quintiles based upon the Peer Group, and in the first, fifth and fourth quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the second, fifth and fifth quintiles based upon the Peer Group, and in the first, fifth and fourth quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Tax Aware Income Opportunities Fund’s performance for Class A shares was in the first, fifth and fifth quintiles based upon both the Peer Group and Universe,

for the one-, three- and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the second, fifth and fifth quintiles based upon the Peer Group, and in the first, fifth and fifth quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Funds’ advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Tax Aware High Income Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Tax Aware Income Opportunities Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

76	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2017

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. August 2017.	SAN-TAI-817

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 5, 2018

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Acting Treasurer and Principal Financial Officer
March 5, 2018